1933 Act No. 333-36019 1940 Act No. 811-08365

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 39	[X]

EVERGREEN SELECT FIXED INCOME TRUST
(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street, Boston, Massachusetts 02116-5034
(Address of Principal Executive Offices)
(617) 210-3200
(Registrant's Telephone Number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X ] immediately upon filing pursuant to paragraph (b)
[ ] on September 28, 2005 pursuant to paragraph (b)
[] 60 days  after  filing  pursuant  to  paragraph  (a)(i)
[] on (date)  pursuant  to paragraph  (a)(i)
[] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment relates solely to the Evergreen Short and Intermediate Term Bond Funds' series.  Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

EVERGREEN SELECT FIXED INCOME TRUST

CONTENTS OF

POST-EFFECTIVE AMENDMENT NO. 40

TO

REGISTRATION STATEMENT ON FORM N-1A

This Post-Effective Amendment No. 40 to Registrant's Registration Statement No. 333-36019/811-08365 consists of the following pages, items of information and document.

The Facing Sheet

PART A
-----------

Prospectus for Class A, B, C and I shares of Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund,
and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, is contained herein.

Prospectus for Class IS shares of Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund,
and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, is contained herein.

PART B
----------

Statement of Additional Information for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund,
and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, is contained herein.

PART C
----------

Exhibits
Persons Controlled by or Under Common Control with Registrant.
Indemnification
Business and Other Connections of Investment Advisor
Principal Underwriter
Location of Accounts and Records
Management Services
Undertakings
Notice
Signatures

EVERGREEN SELECT FIXED INCOME TRUST

PART A

PROSPECTUS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS - ABCI

Prospectus, November 1, 2005

Evergreen
Short and Intermediate Term Bond Funds

Evergreen Adjustable Rate Fund
Evergreen Limited Duration Fund
Evergreen Short Intermediate Bond Fund
Evergreen Ultra Short Opportunities Fund
(formerly Evergreen Ultra Short Bond Fund)
Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Adjustable Rate Fund
Evergreen Limited Duration Fund
Evergreen Short Intermediate Bond Fund
Evergreen Ultra Short Opportunities Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisor
The Funds' Portfolio Managers
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How To Reduce or Eliminate Your Sales Charge
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Fund Governance
Fund Operating Policies and Procedures
Index Descriptions

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with secondary goals of low volatility or capital growth. The Funds emphasize investments in investment grade debt securities and mortgage- and asset-backed securities.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Short and Intermediate Term Bond Funds

typically rely on a combination of the following strategies:

  investing a portion of their assets in corporate securities, short-term corporate securities, and in mortgage- and asset-backed securities or other securities collateralized by or representing interests in a pool of mortgages;
  investing a portion of their assets in obligations of the U.S. government, its agencies or instrumentalities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of other yield opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek current income consistent with low volatility or capital growth; and
  seek a Fund which has a shorter duration compared to other bond funds.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Temporary Defensive Investment Strategy

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the value of those investments could drop and the value of the Fund's shares could drop. A Fund may also be subject to credit risk to the extent it engages in financial transactions with third parties, such as repurchase agreements or dollar rolls. These transactions are subject to the risk that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield of, the total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield of, the total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the United States. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the repayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell. The Fund may gain investment exposure to mortgage-backed and other asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Derivatives Risk

The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currency, or currency exchange rates, commodities, and related indexes. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including interest rate risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Adjustable Rate Fund

FUND FACTS:

Goals:

·  High Current Income

·  Low Volatility of Principal

Principal Investments:

·  Adjustable Rate Securities

·  Securities Issued by U.S. Government, its Agencies and Instrumentalities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbols:

·  ESAAX (Class A)

·  ESABX (Class B)

·  ESACX (Class C)

·  EKIZX (Class I)

Dividend Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with low volatility of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund seeks to provide a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar-weighted reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such obligations.

Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Others of the securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government.

The portfolio managers intend to maintain a minimum average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization (NRSRO). A security is rated at the time of investment based on ratings received by an NRSRO, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one NRSRO, the highest rating of any one of these agencies is used to determine the rating.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
8.67	6.92	7.21	4.81	4.99	7.40	7.86	4.46	2.09	2.07

Best Quarter:	1st Quarter 1995	+ 3.13%
Worst Quarter:	2nd Quarter 2004	- 0.01%
Year-to-date total return as of 9/30/2005 is +1.65%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1991
Class A	6/30/2000	- 1.54%	3.81%	5.15%	4.82%
Class B	6/30/2000	- 3.88%	3.47%	5.15%	4.83%
Class C	6/30/2000	0.06%	3.81%	5.15%	4.83%
Class I	10/1/1991	2.07%	4.75%	5.63%	5.18%
Class I	10/1/1991	0.85%	2.85%	3.37%	N/A
(after taxes on distributions) [2]
Class I	10/1/1991	1.34%	2.88%	3.39%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Lehman 6-Month T-Bill		1.25%	3.29%	4.47%	4.31%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	3.25%[3]	None	None %	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.21%	0.21%	0.21%	0.21%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Fund Operating Expenses	0.75%	1.45%	1.45%	0.45%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 399	$ 648	$ 248	$ 46	$ 148	$ 148
3 years	$ 557	$ 759	$ 459	$ 144	$ 459	$ 459
5 years	$ 728	$ 992	$ 792	$ 252	$ 792	$ 792
10 years	$ 1,225	$ 1,545	$ 1,735	$ 567	$ 1,545	$ 1,735

Limited Duration Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Low Principal Fluctuation

Principal Investment:

·  Investment Grade Debt Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

·  David K. Fowley, CFA

·  Joseph M. Broscius, CFA

·  Andrew C. Zimmerman

NASDAQ Symbols:

·  ESDAX (Class A)

·  ESDBX (Class B)

·  ESDCX (Class C)

·  ESDIX (Class I)

Dividend Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. The Fund may invest the balance of its portfolio in similar securities not of investment grade. The Fund may invest up to 20% of its assets in foreign securities. By maintaining a weighted average portfolio duration between one and three years, the Fund seeks to provide investors with a high level of current income while reducing price volatility. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Foreign Investment Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
9.98	4.25	6.49	6.27	3.34	8.11	8.37	4.61	2.39	1.93

Best Quarter:	3rd Quarter 2001	+ 3.27%
Worst Quarter:	2nd Quarter 2004	- 1.31%[1]
Year-to-date total return as of 9/30/2005 is +1.56%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 4/30/1994
Class A	3/27/2002	- 1.60%	4.26%	5.15%	4.98%
Class B	3/27/2002	- 4.03%	4.13%	5.25%	5.08%
Class C	3/27/2002	- 0.08%	4.47%	5.25%	5.08%
Class I	11/24/1997	1.93%	5.05%	5.54%	5.35%
Class I	11/24/1997	0.87%	3.19%	N/A	N/A
(after taxes on distributions) [2]
Class I	11/24/1997	1.31%	3.17%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LB1-3GCI		1.30%	5.41%	5.98%	5.73%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the Fund’s predecessor common trust fund’s (CTF) performance adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	3.25%[3]	None	None %	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.22%	0.22%	0.22%	0.22%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Fund Operating Expenses	0.70%[4]	1.40%	1.40%	0.40%

4.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.60% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 394	$ 643	$ 243	$ 41	$ 143	$ 143
3 years	$ 542	$ 743	$ 443	$ 128	$ 443	$ 443
5 years	$ 702	$ 966	$ 766	$ 224	$ 766	$ 766
10 years	$ 1,167	$ 1,489	$ 1,680	$ 505	$ 1,489	$ 1,680

Short Intermediate Bond Fund

FUND FACTS:

Goal:

·  Maximize Total Return

Principal Investment:

·  Investment Grade Debt Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Robert A. Calhoun, CFA

·  Parham Behrooz, CFA

·  Mehmet Camurdan, CFA

·  Eric R. Harper, CFA

·  Todd C. Kuimjian, CFA

NASDAQ Symbols:

·  EFXAX (Class A)

·  EFXBX (Class B)

·  EFXCX (Class C)

·  ESFIX (Class I)

Dividend Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed debt securities. Some mortgage-backed securities, such as securities issued by Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Others of the securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund intends to limit weighted average duration of its portfolio to two and a quarter to four and one half years (the Fund's weighted average maturity is expected to be longer than the weighted average duration). In addition, the remaining 20% of the Fund's assets may be represented by other investments, including cash or invested in various cash equivalents or shares of registered investment companies.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
14.52	3.59	6.62	8.06	0.55	10.56	8.52	9.89	4.03	3.24

Best Quarter:	2nd Quarter 1995	+ 4.82%[1]
Worst Quarter:	2nd Quarter 2004	- 2.38%[1]
Year-to-date total return as of 9/30/2005 is +1.15%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Government/Credit Index (LBIGCI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/31/1977
Class A	6/5/2002	- 0.31%	6.44%	6.50%	7.75%
Class B	6/5/2002	- 2.75%	6.35%	6.61%	7.79%
Class C	6/5/2002	1.22%	6.66%	6.61%	7.79%
Class I	11/24/1997	3.24%	7.21%	6.88%	7.89%
Class I	11/24/1997	1.80%	4.97%	N/A	N/A
(after taxes on distributions) [2]
Class I	11/24/1997	2.09%	4.79%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBIGCI		3.04%	7.21%	7.16%	8.57%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the Fund’s predecessor common trust fund’s (CTF) performance adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	3.25%[3]	None	None %	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	5.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.38%	0.38%	0.38%	0.38%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.20%	0.20%	0.20%	0.20%
Total Fund Operating Expenses	0.88%[4]	1.58%	1.58%	0.58%

4.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.73% for Class A.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 412	$ 661	$ 261	$ 59	$ 161	$ 161
3 years	$ 597	$ 799	$ 499	$ 186	$ 499	$ 499
5 years	$ 797	$ 1,060	$ 860	$ 324	$ 860	$ 860
10 years	$ 1,374	$ 1,690	$ 1,878	$ 726	$ 1,690	$ 1,878

Ultra Short Opportunities Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Low Principal Fluctuation

Principal Investment:

·  Investment Grade Debt Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbols:

·  EUBAX (Class A)

·  EUBBX (Class B)

·  EUBCX (Class C)

·  EUBIX (Class I)

Dividend Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

Under normal circumstances, the Fund will invest at least 80% of its assets, and may invest substantially all of its assets, in commercial and residential fixed and variable rate mortgage-backed securities, including collateralized mortgage obligations (CMOs). These investments may be issued by private issuers not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government. The Fund may also invest any portion of its portfolio in other types of U.S. dollar-denominated investment grade debt securities, including short-term corporate securities, asset-backed securities, collateralized debt obligations and debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories by a nationally recognized statistical ratings organization (NRSRO), or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one NRSRO, the highest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The portfolio managers intend to maintain a minimum weighted average credit quality of Aa3, as defined by Moody's Investors Services, Inc., or an equivalent rating by another NRSRO. Under normal market conditions, the Fund intends to maintain an average portfolio duration of approximately one year or less.

The Fund may invest up to 25% of its assets in debt securities of issuers located in developed foreign countries, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank). The Fund's investments in foreign debt securities may be denominated in either U.S. dollars or foreign currencies, subject to a limit of 10% of the Fund's total assets invested in bonds denominated in foreign currencies, with no more than 3.33% of the Fund's total assets invested in debt securities denominated in any single foreign currency.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Foreign Investment Risk
  Derivatives Risk
  U.S. Government Securities Risk

In addition, since the Fund invests in foreign securities it may also engage in foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and foreign currency exchange contracts to hedge the U.S. dollar value of a security it already owns. The Fund may engage in hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. The Fund may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund's holdings are denominated.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares’ inception on 5/29/2003. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
2.78

Best Quarter:	3rd Quarter 2004	+ 1.24%
Worst Quarter:	2nd Quarter 2004	- 0.27%
Year-to-date total return as of 9/30/2005 is +2.20%.

The next table lists the Fund's average annual total return by class over the past year and since inception, including applicable sales charges. The after-tax returns shown are for Class A; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill) and the Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI). Please see "Index Descriptions" in the back of this prospectus. The Fund believes the LBGC0-2.5YI is the more appropriate broad-based index and will provide investors with more meaningful returns for short duration bonds with which to compare the Fund’s performance than the Lehman 6-Month T-Bill. In future periods, the Fund will compare its performance to the LBGC0-2.5YI instead of the Lehman 6-Month T-Bill. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 5/29/2003
Class A	5/29/2003	- 0.59%	N/A	N/A	0.97%
Class A	5/29/2003	- 1.44%	N/A	N/A	0.02%
(after taxes on distributions) [1]
Class A	5/29/2003	- 0.02%	N/A	N/A	0.38%
(after taxes on distributions and sale of Fund shares) [1]
Class B	5/29/2003	- 2.89%	N/A	N/A	- 0.08%
Class C	5/29/2003	1.08%	N/A	N/A	2.41%
Class I	5/29/2003	3.10%	N/A	N/A	3.43%
Lehman 6-Month T-Bill		1.25%	N/A	N/A	1.25%
LBGC0-2.5YI		1.25%	N/A	N/A	1.34%

1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the section of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	3.25%[2]	None	None %	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [2]	5.00%	1.00%	None

2.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.20%	0.20%	0.20%	0.20%
Total Fund Operating Expenses [3]	0.87%	1.57%	1.57%	0.57%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.77% for Class A, 1.47% for Class B, 1.47% for Class C, and 0.47% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 411	$ 660	$ 260	$ 58	$ 160	$ 160
3 years	$ 594	$ 796	$ 496	$ 183	$ 496	$ 496
5 years	$ 792	$ 1,055	$ 855	$ 318	$ 855	$ 855
10 years	$ 1,363	$ 1,679	$ 1,867	$ 714	$ 1,679	$ 1,867

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.6 billion in assets for the Evergreen funds as of 12/31/2004. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $493.3 billion in consolidated assets as of 12/31/2004. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 6/30/2005, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Adjustable Rate Fund	0.21%
Limited Duration Fund	0.22%
Short Intermediate Bond Fund	0.38%
Ultra Short Opportunities Fund	0.27%

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (NASD) has notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG)is the sub-advisor to Short Intermediate Bond Fund. TAG has been managing fixed income accounts since 1976 and manages over $7 billion in assets for eight of the Evergreen funds as of 12/31/2004. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Fund for the services provided by TAG.

THE FUNDS' PORTFOLIO MANAGERS

Adjustable Rate Fund
Ultra Short Opportunities Fund

Each Fund is managed by Lisa Brown-Premo, lead portfolio manager of the Fund, and Robert D. Rowe.

Ms. Premo is a Senior Vice President and Managing Director of the Mortgage-Backed and Structured Products Group of the Customized Fixed Income team within EIMC. Ms. Premo has been with EIMC or one of its predecessor companies since 1996. Prior to joining EIMC she served as Managing Director of Mortgage-Backed Securities Retail and Proprietary Trading for Wachovia Capital Markets Corporation from 1991 through 1996.

Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group of the Customized Fixed Income team with EIMC. Mr. Rowe has been with EIMC or one of its predecessor companies since 1998.

Limited Duration Fund

The Fund is managed by David K. Fowley, CFA, lead portfolio manager of the Fund, Joseph M. Broscius, CFA, and Andrew C. Zimmerman.

Mr. Fowley is a Director, portfolio manager and member of the Strategic Fixed Income team and has co-managed the Fund since 1997. He joined EIMC in 1992.

Mr. Broscius is Associate Director and Portfolio Manager of the Customized Fixed Income team within EIMC. Mr. Broscius has been with EIMC or one of its predecessor companies since 1997.

Mr. Zimmerman is a Managing Director, Senior Portfolio Manager and Team Leader of the Limited Duration group of the Customized Fixed Income team within EIMC. Mr. Zimmerman has been with EIMC or one of its predecessor companies since 1992.

Short Intermediate Bond Fund

The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, and Mehmet Camurdan, CFA.

Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003.

Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004.

Mr. Camurdan is an Assistant Vice President and Senior Research Analyst for TAG. He joined TAG in 1999.

Mr. Harper is a Vice President and Senior Research Analyst for TAG. He joined TAG in September 2000.

Mr. Kuimjian is a Vice President and Senior Research Analyst for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors.

The Funds' Statement of Additional Information ("SAI") contains additional information about each Fund's portfolio manager, including other accounts they manage, their ownership of Fund shares and elements of their compensation.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund’s total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund’s NAV is calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. If a Fund offers multiple classes of shares, the NAV of each class of shares is calculated separately.

The price per share received by a Fund for a purchase of shares or the amount paid by a Fund for a redemption of shares is based on the next price calculated after the order is received and all required information is provided. The value of a Fund account at any given time is the latest share price multiplied by the number of shares in the account. An account balance may change daily because the share price may change daily.

Shares become entitled to income distributions declared generally on the first business day following receipt by the Fund's transfer agent of payment for the shares.

Each security held by a Fund is typically valued at its market value when market value quotations are readily available using the most current market price quotations for that security. However, the Funds will "fair value" securities when (i) quotations are not available from any outside source; (ii) quotations are stale and there is no current trading activity in the security; or (iii) closing quotations as received from an outside source do not reflect the current market value. The Fund will price these securities at a fair value according to policies established and reviewed periodically by the Fund's Board of Trustees.

Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost, which approximates market value.

Pricing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more of the securities in the portfolio, which is used to determine the Fund’s NAV, could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Certain funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's portfolio securities may change on days when the price of the Fund's shares is not calculated. The price of the Fund's shares will reflect any such changes when the price of the Fund's shares is next calculated, which is the next day the New York Stock Exchange is open. In addition, closing market prices for foreign securities may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide that foreign securities may be valued at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. In these instances, the value of the foreign securities is typically determined by applying a fair value coefficient supplied by a third-party service provider. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Pricing Committee of the Board of Trustees periodically reviews the pricing procedures and methodologies employed by third-party pricing vendors, meets with vendors to discuss such procedures and methodologies and may from time to time change or add to the number of vendors utilized.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars using exchange rates valued at 2:00 p.m. Eastern time each day the Fund's NAV is calculated. Changes in the value of those currencies in relation to the U.S dollar affect the Fund's NAV. Any difference in the value of the foreign currency at 2:00 p.m. and the value of the foreign currency at the time the Fund calculates its NAV (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's NAV that day.

Certain Funds may invest in mortgage-backed securities and TBA securities which may result in these Funds having a greater number of securities that are priced at fair value than a fund that does not invest in these types of securities. This is because new issues of mortgage-backed pools, particularly in the TBA market, may not have a pricing vendor who is currently pricing that position. In addition, the price supplied may not accurately reflect that security's current value. In these instances, the Fund will price these securities at a fair value according to policies established and reviewed periodically by the Fund's Board of Trustees.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the SAI, Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Class A

If you select Class A shares, you may pay a front-end sales charge as described in the following table, but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "How to Reduce or Eliminate Your Sales Charge"):

Your Investment	Sales Charge as a % of Offering Price [1,2]	Sales Charge as a % of Your Net Investment [2]	Dealer Commission as a % of Offering Price [3]
Up to $49,999	3.25%	3.36%	2.75%
$50,000-$99,999	3.00%	3.09%	2.75%
$100,000-$249,999	2.50%	2.56%	2.25%
$250,000-$499,999	2.00%	2.04%	1.75%
$500,000-$999,999	1.50%	1.52%	1.25%
$1,000,000-$2,999,999	0.00%	0.00%	0.50% of the first $2,999,999, plus
$3,000,000 or greater	0.00%	0.00%	0.25% of amounts equal to or over $3,000,000 [4]

1.  The offering price includes the applicable front-end sales charge.

2.  The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

3.  The Dealer Commission is generally paid from the Sales Charge you pay upon investing in the Fund.

4.  Adjustable Rate Fund and Ultra Short Opportunities Fund each pay 0.25% to investment firms for all amounts over $1,000,000.

Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using distributions from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% contingent deferred sales charge if you redeem any such shares within one year. The holding period for the contingent deferred sales charge for Class A shares ends on the first day of the same month of the following calendar year after your purchase is accepted. For example, if you invest more than $1 million in Class A shares on July 22nd, a redemption of any of those shares will be subject to the 1.00% contingent deferred sales charge through June 30th of the following year.

The front-end sales charge may be reduced or eliminated under certain circumstances. See "How To Reduce or Eliminate Your Sales Charge."

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge for Class B and Class C Shares" for information on how the six-year holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Pay particular attention to the fees and expenses of Class B shares to ensure it is the appropriate share class for your investment needs. If you are investing for the short-term, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance	4.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge" below.

A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries or held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Funds by their clients to ensure adherence to our policy. Certain of the Funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge for Class B and Class C Shares" for information on how the one-year holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a sales charge on Class A or Class B shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge" below.

Class I

The Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "How To Buy Shares," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Calculating the Contingent Deferred Sales Charge

If a contingent deferred sales charge is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by NASD, paid to EIS or its predecessor.

The holding period for the contingent deferred sales charge begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the Fund's purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares will be subject to the 5.00% contingent deferred sales charge through January 2nd of the following year. Beginning on January 3rd of the following year, you will be subject to the 4.00% contingent deferred sales charge on redemptions of those shares through January 2nd of the next year. Please refer to the tables above for the complete schedule of each class' maximum contingent deferred sales charge.

Promotional Incentives on Dealer Commissions

EIS may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EIS’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, financial services firms will include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with the Fund or through a financial intermediary.

Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section.

You can find information relating to the Funds' sales charge reduction and elimination programs free of charge at EvergreenInvestments.com, as well as the section entitled "Purchase and Redemption of Shares" in the SAI.

Class A

Rights of Accumulation.You may add the current value of all of your existing Evergreen funds investments in Class A, Class B and Class C shares, excluding amounts invested in Evergreen money market funds on which you have not previously paid a sales charge, to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Evergreen funds investments held by the members of your immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section), including the value of Evergreen funds investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. However, the value of Evergreen funds investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

Letter of Intent.You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of one or more Evergreen funds over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Combined Purchases.You may reduce your front-end sales charge for purchases of Class A shares if you purchase Class A, Class B and/or Class C shares in multiple Evergreen funds, excluding amounts that you invest in any Evergreen money market funds on which no sales charge will be paid, at the same time. The combined dollar amount invested in Class A, Class B and Class C shares will determine the front-end sales charge applied to all of your current Class A share purchases. For example, if you invest $75,000 in each of two different Evergreen funds, you pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%). Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge.

NAV Purchases.Each Fund may sell Class A shares at NAV, without a front-end or contingent deferred sales charge except as described below, to the following:

  Current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Corporate-sponsored retirement plans and non-qualified deferred compensation plans, in each case sponsored by an organization having 100 or more eligible employees. Such purchases are subject to a dealer commission of 1.00% of the amount of purchase paid to the dealer by EIS (subject to recapture by EIS from the dealer if the purchase is redeemed within 12 months after the month of purchase).
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Wrap, or separately managed, accounts, which are accounts held with investment advisors, consultants or financial planners who have entered into an agreement with Evergreen, charge their clients a management, consulting, advisory or other fee and place trades for the accounts of their clients.
  In connection with the court-approved settlement of the lawsuit, O'Malley v. Boris, C.A. No. 15735-NC, a class action involving certain successors in interest to EVEREN Securities, Inc., Evergreen has agreed to permit class members to purchase up to $50,000 in Class A shares of certain eligible mutual funds, including the Funds, at NAV without a front-end sales charge. Class members may transfer this benefit to certain family members and related entities. This benefit expires as of April 29, 2009.

Class B and Class C

You will not be assessed a contingent deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

  When the shares were purchased through reinvestment of dividends/capital gains.
  Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.
  Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities).
  Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.
  Shares in an account that has been closed because it falls below the minimum initial purchase amount.
  Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.
  Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.
  Loan proceeds and financial hardship distributions from a retirement plan.
  Returns of excess contributions or excess deferral amounts made to a retirement plan participant.
  A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Classes A, B and C

Reinstatement Privileges.Subject to the Funds’ Short-Term Trading Policy, within 90 days of redeeming out of an Evergreen fund, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund in an account registered in the same name(s). If a contingent deferred sales charge was deducted from your redemption proceeds, the amount of the contingent deferred sales charge attributable to the amount reinvested will be credited to your account at the NAV on the date of reinstatement. Your contingent deferred sales charge schedule will resume from the time of the original redemption. Any redemption fee charged in connection with the redemption will not be refunded in connection with these privileges. If you are eligible for reinstatement, you must inform Evergreen or your investment professional at the time of your reinvestment or you may not receive reinstatement in accordance with these privileges.

Immediate Family Members

Immediate family members include the following, and only the following:

Your spouse, who is the person to whom you are legally married. We also consider your spouse to include the following:

  an individual of the same sex with whom you have been joined in a civil union, or legal contract similar to marriage;
  a domestic partner, who is an individual (including one of the same sex) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and
  an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Your parents, who are your biological or adoptive mother and father. We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent.

Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters. We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law.

Your children, who are your biological or adopted sons and daughters. We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2,3]	$ 1,000,000 [2,4,5]	None
IRAs	$ 250	N/A [5]	None
Systematic Investment Plan	$ 50	N/A [5]	$ 25/monthly (for Classes A, B and C) [5]

1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000.

2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount.

3.  This minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients.

4.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients.

5.  Former Class Y shareholders, former SouthTrust funds shareholders and former Vestaur Securities Fund shareholders may invest at the Class A, B and C share amounts.

Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional

  Complete and sign the account application. Applications may be downloaded off our website at EvergreenInvestments.com.
  Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks or money orders will not be accepted.
  Mail the application and your check to the address below:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

  Make your check payable to Evergreen funds.
  Write a note specifying:
    the Fund name and number
    share class
    your account number
    the name(s) in which the account is registered
    any information regarding other accounts you hold
  Mail to the address to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone

  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Shares become entitled to income distributions declared generally on the first business day following receipt by the Funds' transfer agent of payment for the shares.

  Call the Evergreen Express Line at 1.800.346.3858
  24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  Instruct your bank to send Federal Funds Wire (offers immediate access to funds)
  If your bank account is set up on file, you can request electronic transfer through the Automated Clearing House, which avoids wiring fees. A purchase transferred through ACH may not exceed $10,000.

Trades accepted after 4 p.m. Eastern time on market trading days will receive the next market trading day’s closing price. [6]
By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our website at EvergreenInvestments.com. Your exchange must meet the investment minimum of the fund into which you are exchanging. [7]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge when exchanging funds within the Evergreen funds family. [8]
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [6]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year (See "Short-Term Trading Policy").
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Redemption Requests That Require A Signature Guarantee" on the next page).

Systematic Investment Plan (SIP)

  You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.
  Initial investment minimum is $50 if you invest at least $25 per month with this service.
  To enroll, check off the box on the account application and provide:
  your bank account information
  the amount and date of your monthly or quarterly investment

  To establish automatic investing for an existing account, call 1.800.343.2898 for an application.
  The minimum is $25 per month or $75 per quarter.
  You can also establish an investing program through direct deposit from your paycheck. Call 1.800.343.2898 for details.

6.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

7.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

8.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the shares have been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
  To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.
Systematic Withdrawal Plan (SWP)

  You can transfer money automatically from your Fund account on a monthly or quarterly basis.
  The withdrawal can be mailed to you, or deposited directly into your bank account.
  The minimum is $75 per month.
  To enroll, call 1.800.343.2898 for instructions.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require signature guarantees:

  You are redeeming more than $50,000.
  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends, capital gains and other distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your account statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone transaction requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration — automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any profit you make when you sell or exchange any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

  Dividends.To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a distribution from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under its Fund Facts section in the Fund Risk/Return summary. Bond funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because the income received by those funds is generally from interest and not dividends.
  Capital Gains.When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect profits on securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and redemption fees and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a fund. Depending on the fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the fund), and deferred sales charges and redemption fees (deducted at the time the investor sells shares of the fund). You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a complete schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them to either reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Sales Charges" for complete information. Not all Evergreen funds charge a redemption fee. You should refer to the table entitled “Shareholder Fees” to find out whether your Fund charges such a fee.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution (Rule 12b-1) Fees

Distribution fees -- also known as Rule 12b-1 fees, referring to the SEC rule that authorizes the imposition of the fees -- are paid by a fund to support the marketing and sale of the Fund’s shares. The Trustees of the Evergreen funds have approved a policy to assess annual distribution fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay distribution fees. These fees increase the cost of your investment. The higher distribution fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. These fees may pay for marketing and advertising costs. They also may be used to pay commissions and other fees to broker/dealers who provide investment advice or investor services to their clients who have invested in the Funds.

Other Expenses

Other mutual fund expenses include, among other things, (i) administrative fees, which pay for certain administrative services necessary to the operation of a fund, including daily security and fund share pricing, making routine regulatory filings, and financial statement and shareholder report preparation; (ii) transfer agency and shareholder servicing fees, which pay the costs of maintaining shareholder accounts, generating and mailing shareholder statements, and providing other shareholder services; (iii) custody fees, which pay the costs of providing for the safekeeping of the fund’s securities and other assets; (iv) audit fees, which pay for the costs of having the fund’s financial statements audited; and (v) legal fees, which pay the costs of obtaining legal services necessary to the on-going operation of a fund.

Total Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." The expense ratio is made up of a management fee, 12b-1 fee (if any) and the various other fund expenses referred to above (i.e., administrative fees, custody fees, transfer agency fees, etc.). As a shareholder, you are not charged these fees directly; instead they are taken out before each Fund's NAV is calculated, and are expressed as a percentage of each Fund's average daily net assets. The effect of these fees is reflected in the performance results for the share class to which they apply. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

For a Fund which trades primarily in fixed income securities, broker-dealers are typically compensated through the receipt of an undisclosed amount of "mark-up" included in the price paid by the Fund for principal transactions (transactions directly with a dealer or other counterparty), which include most fixed-income security and certain derivative transactions. As a result, a Fund that invests exclusively in fixed income securities will typically have lower brokerage commissions, though not necessarily lower transaction costs, than a Fund that invests in equity securities.

Portfolio trading costs primarily include commissions paid to broker-dealers for executing security purchases and sales on behalf of the Fund. Rather than being reflected as an ongoing expense of the Fund, brokerage commissions are added to the cost of purchasing a security, or subtracted from the proceeds from selling a security, when determining a Fund’s gain/loss from holding the security. Commissions are mostly paid on transactions in equity securities (stocks), although from time to time a fund might pay a commission on a transaction involving debt securities.

The Funds may place a portion of their commissionable trades through Wachovia Securities, LLC, a broker-dealer affiliated with the Funds' investment advisor. For more complete information regarding amounts of such trades, please see the SAI.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of each Fund's financial statements, please see each Fund's Annual Report as well as the Funds' SAI, which is available upon request.

Adjustable Rate Fund

	Year Ended June 30,				Year Ended September 30,
CLASS A	2005	2004	2003	2002 [1]	2001	2000 [2]
Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54
Income from investment operations
Net investment income (loss)	0.20 [3]	0.15 [3]	0.28	0.32 [3]	0.54 [3]	0.16
Net realized and unrealized gains or losses on investments	0	- 0.03	0.02	0.02	0.24	- 0.02
Total from investment operations	0.20	0.12	0.30	0.34	0.78	0.14

Distributions to shareholders from
Net investment income	- 0.31	- 0.30	- 0.35	- 0.34	- 0.62	- 0.16

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52
Total return [4]	2.14%	1.22%	3.11%	3.62%	8.46%	1.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 826,622	$ 1,301,464	$ 2,102,065	$ 742,779	$ 190,055	$ 26,552
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%[5]	0.70%	0.68%	0.64%[6]	0.69%	0.71%[6]
Expenses excluding waivers/reimbursements and expense reductions	0.75%[7]	0.71%	0.69%	0.64%[6]	0.69%	0.83%[6]
Net investment income (loss)	2.16%	1.62%	2.42%	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

	Year Ended June 30,				Year Ended September 30,
CLASS B	2005	2004	2003	2002 [1]	2001	2000 [2]
Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54
Income from investment operations
Net investment income (loss)	0.14 [3]	0.09 [3]	0.19	0.26 [3]	0.44 [3]	0.14
Net realized and unrealized gains or losses on investments	- 0.01	- 0.04	0.03	0.03	0.27	- 0.02
Total from investment operations	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	- 0.24	- 0.23	- 0.27	- 0.29	- 0.55	- 0.14

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52
Total return [4]	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 563,993	$ 743,172	$ 945,625	$ 547,224	$ 173,276	$ 5,067
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%[8]	1.41%	1.43%	1.45%[6]	1.49%	1.50%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.45%[8]	1.41%	1.43%	1.45%[6]	1.49%	1.62%[6]
Net investment income (loss)	1.44%	0.91%	1.71%	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3.  Net investment income (loss) per share is based on average shares outstanding during the period.

4.  Excluding applicable sales charges

5.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.69%.

6.  Annualized

7.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.73%.

8.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

	Year Ended June 30,				Year Ended September 30,
CLASS C	2005	2004	2003	2002 [1]	2001	2000 [2]
Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54
Income from investment operations
Net investment income (loss)	0.13 [3]	0.09 [3]	0.19	0.26 [3]	0.41 [3]	0.14
Net realized and unrealized gains or losses on investments	0	- 0.04	0.03	0.03	0.30	- 0.02
Total from investment operations	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	- 0.24	- 0.23	- 0.27	- 0.29	- 0.55	- 0.14

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52
Total return [4]	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,247,703	$ 1,966,006	$ 2,824,812	$ 1,510,835	$ 348,002	$ 3,699
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.48%	1.50%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.48%	1.62%[6]
Net investment income (loss)	1.42%	0.91%	1.70%	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

	Year Ended June 30,				Year Ended September 30,
CLASS I	2005	2004	2003	2002 [1]	2001	2000
Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56
Income from investment operations
Net investment income (loss)	0.23 [3]	0.18 [3]	0.33	0.33 [3]	0.59 [3]	0.61
Net realized and unrealized gains or losses on investments	0	- 0.04	- 0.01 [7]	0.03	0.21	- 0.05
Total from investment operations	0.23	0.14	0.32	0.36	0.80	0.56

Distributions to shareholders from
Net investment income	- 0.34	- 0.32	- 0.37	- 0.36	- 0.64	- 0.60

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52
Total return	2.45%	1.53%	3.36%	3.81%	8.73%	6.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,950,844	$ 2,722,219	$ 2,732,661	$ 419,486	$ 140,979	$ 32,787
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%[8]	0.41%	0.44%	0.45%[6]	0.50%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.45%[8]	0.41%	0.44%	0.45%[6]	0.50%	0.45%
Net investment income (loss)	2.43%	1.91%	2.65%	4.63%[6]	6.17%	6.43%
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3.  Net investment income (loss) per share is based on average shares outstanding during the period.

4.  Excluding applicable sales charges

5.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

6.  Annualized

7.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

8.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.43%.

Limited Duration Fund

	Year Ended June 30,
CLASS A	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.35
Income from investment operations
Net investment income (loss)	0.29 [2]	0.25	0.37	0.11
Net realized and unrealized gains or losses on investments	0.02	- 0.22	0.05	0.10 [3]
Total from investment operations	0.31	0.03	0.42	0.21
Distributions to shareholders from
Net investment income	- 0.31	- 0.26	- 0.38	- 0.11
Net realized gains	- 0.04	- 0.04	0	0
Total distributions to shareholders	- 0.35	- 0.30	- 0.38	- 0.11
Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45
Total return [4]	3.05%	0.34%	4.07%	2.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 3,902	$ 6,054	$ 6,440	$ 1,195
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.60%	0.51%	0.43%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.57%	0.48%[5]
Net investment income (loss)	2.86%	2.44%	3.30%	4.61%[5]
Portfolio turnover rate	103%	125%	147%	44%

	Year Ended June 30,
CLASS B	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.35
Income from investment operations
Net investment income (loss)	0.21 [2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.02	- 0.22	0.05	0.10 [3]
Total from investment operations	0.23	- 0.05	0.33	0.19
Distributions to shareholders from
Net investment income	- 0.23	- 0.18	- 0.29	- 0.09
Net realized gains	- 0.04	- 0.04	0	0
Total distributions to shareholders	- 0.27	- 0.22	- 0.29	- 0.09
Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45
Total return [4]	2.23%	- 0.47%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,018	$ 8,423	$ 8,747	$ 479
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.08%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	103%	125%	147%	44%

1.  For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4.  Excluding applicable sales charges

5.  Annualized

	Year Ended June 30,
CLASS C	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.35
Income from investment operations
Net investment income (loss)	0.21 [2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.02	- 0.22	0.05	0.10 [3]
Total from investment operations	0.23	- 0.05	0.33	0.19
Distributions to shareholders from
Net investment income	- 0.23	- 0.18	- 0.29	- 0.09
Net realized gains	- 0.04	- 0.04	0	0
Total distributions to shareholders	- 0.27	- 0.22	- 0.29	- 0.09
Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45
Total return [4]	2.23%	- 0.47%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 11,909	$ 19,121	$ 27,444	$ 2,272
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.06%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	103%	125%	147%	44%

	Year Ended June 30,				Year Ended September 30,
CLASS I	2005	2004	2003	2002 [6]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21
Income from investment operations
Net investment income (loss)	0.32	0.27	0.37	0.49 [2]	0.62 [2]	0.67
Net realized and unrealized gains or losses on investments	0.01	- 0.22	0.06	- 0.20	0.42	- 0.04
Total from investment operations	0.33	0.05	0.43	0.29	1.04	0.63
Distributions to shareholders from
Net investment income	- 0.33	- 0.28	- 0.39	- 0.39	- 0.67	- 0.66
Net realized gains	- 0.04	- 0.04	0	0	0	0
Total distributions to shareholders	- 0.37	- 0.32	- 0.39	- 0.39	- 0.67	- 0.66
Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18
Total return	3.26%	0.53%	4.20%	2.82%	10.51%	6.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 371,364	$ 403,182	$ 445,835	$ 513,905	$ 331,219	$ 282,827
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.40%	0.41%	0.39%	0.33%[5]	0.27%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.40%	0.41%	0.39%	0.38%[5]	0.36%	0.40%
Net investment income (loss)	3.08%	2.61%	3.57%	4.71%[5]	6.06%	6.61%
Portfolio turnover rate	103%	125%	147%	44%	116%	62%

1.  For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4.  Excluding applicable sales charges

5.  Annualized

6.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

Short Intermediate Bond Fund

	Year Ended June 30,
CLASS A	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01
Income from investment operations
Net investment income (loss)	0.23	0.22	0.27	0.02
Net realized and unrealized gains or losses on investments	0.07	- 0.25	0.34	0
Total from investment operations	0.30	- 0.03	0.61	0.02

Distributions to shareholders from
Net investment income	- 0.24	- 0.24	- 0.27	- 0.02
Net realized gains	0	- 0.01	- 0.02	0
Total distributions to shareholders	- 0.24	- 0.25	- 0.29	- 0.02

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Total return [2]	4.99%	- 0.41%	10.42%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 83,691	$ 84,755	$ 93,989	$ 75,418
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.74%	0.67%	0.67%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.89%	0.74%	0.75%[3]
Net investment income (loss)	3.69%	3.62%	4.35%	4.85%[3]
Portfolio turnover rate	154%	149%	132%	138%

	Year Ended June 30,
CLASS B	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01
Income from investment operations
Net investment income (loss)	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.08	- 0.25	0.35	0
Total from investment operations	0.25	- 0.08	0.56	0.02

Distributions to shareholders from
Net investment income	- 0.19	- 0.19	- 0.22	- 0.02
Net realized gains	0	- 0.01	- 0.02	0
Total distributions to shareholders	- 0.19	- 0.20	- 0.24	- 0.02

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Total return [2]	4.11%	- 1.27%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 10,343	$ 13,664	$ 21,249	$ 16,801
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	2.83%	2.77%	3.45%	3.94%[3]
Portfolio turnover rate	154%	149%	132%	138%

1.  For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2.  Excluding applicable sales charges

3.  Annualized

	Year Ended June 30,
CLASS C	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01
Income from investment operations
Net investment income (loss)	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.08	- 0.25	0.35	0
Total from investment operations	0.25	- 0.08	0.56	0.02

Distributions to shareholders from
Net investment income	- 0.19	- 0.19	- 0.22	- 0.02
Net realized gains	0	- 0.01	- 0.02	0
Total distributions to shareholders	- 0.19	- 0.20	- 0.24	- 0.02

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Total return [2]	4.11%	- 1.27%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 21,359	$ 30,311	$ 39,936	$ 28,833
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	2.83%	2.77%	3.44%	3.94%[3]
Portfolio turnover rate	154%	149%	132%	138%

	Year Ended June 30,				Year Ended September 30,
CLASS I	2005	2004	2003	2002 [4]	2001	2000
Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82
Income from investment operations
Net investment income (loss)	0.23	0.23	0.28	0.24	0.36	0.37
Net realized and unrealized gains or losses on investments	0.08	- 0.25	0.34	- 0.03	0.35	0.01
Total from investment operations	0.31	- 0.02	0.62	0.21	0.71	0.38

Distributions to shareholders from
Net investment income	- 0.25	- 0.25	- 0.28	- 0.23	- 0.36	- 0.37
Net realized gains	0	- 0.01	- 0.02	- 0.15	0	0
Total distributions to shareholders	- 0.25	- 0.26	- 0.30	- 0.38	- 0.36	- 0.37

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83
Total return	5.15%	- 0.27%	10.54%	3.63%	12.49%	6.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,197,647	$ 1,150,215	$ 1,149,953	$ 822,835	$ 513,230	$ 554,432
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.59%	0.57%	0.57%[3]	0.56%	0.52%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.59%	0.59%	0.58%[3]	0.57%	0.59%
Net investment income (loss)	3.84%	3.76%	4.44%	5.17%[3]	5.96%	6.52%
Portfolio turnover rate	154%	149%	132%	138%	187%	37%

1.  For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2.  Excluding applicable sales charges

3.  Annualized

4.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

Ultra Short Opportunities Fund

(Formerly Evergreen Ultra Short Bond Fund)

Year Ended June 30,
CLASS A	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	0.01	- 0.03	0.05
Total from investment operations	0.36	0.23	0.07
Distributions to shareholders from
Net investment income	- 0.39	- 0.32	- 0.02
Net asset value, end of period	$ 9.93	$ 9.96	$ 10.05
Total return [2]	3.73%	2.35%	0.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 124,221	$ 104,999	$ 17,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%	0.92%	0.32%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.98%	2.93%[3]
Net investment income (loss)	3.46%	2.58%	2.76%[3]
Portfolio turnover rate	25%	44%	0%

Year Ended June 30,
CLASS B	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.27 [4]	0.19 [4]	0.02
Net realized and unrealized gains or losses on investments	0.02	- 0.03	0.05
Total from investment operations	0.29	0.16	0.07
Distributions to shareholders from
Net investment income	- 0.32	- 0.25	- 0.02
Net asset value, end of period	$ 9.93	$ 9.96	$ 10.05
Total return [2]	3.01%	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 20,052	$ 16,029	$ 3,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.47%	1.62%	1.12%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.68%	5.19%[3]
Net investment income (loss)	2.75%	1.90%	1.76%[3]
Portfolio turnover rate	25%	44%	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Excluding applicable sales charges

3.  Annualized

4.  Net investment income (loss) per share is based on average shares outstanding during the period.

Year Ended June 30,
CLASS C	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.27	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	0.02	- 0.03	0.05
Total from investment operations	0.29	0.16	0.07
Distributions to shareholders from
Net investment income	- 0.32	- 0.25	- 0.02
Net asset value, end of period	$ 9.93	$ 9.96	$ 10.05
Total return [3]	3.01%	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 115,248	$ 135,412	$ 17,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.47%	1.62%	1.02%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.68%	3.69%[4]
Net investment income (loss)	2.73%	1.88%	2.09%[4]
Portfolio turnover rate	25%	44%	0%

Year Ended June 30,
CLASS I	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.38 [2]	0.29 [2]	0.03
Net realized and unrealized gains or losses on investments	0.01	- 0.03	0.05
Total from investment operations	0.39	0.26	0.08
Distributions to shareholders from
Net investment income	- 0.42	- 0.35	- 0.03
Net asset value, end of period	$ 9.93	$ 9.96	$ 10.05
Total return	4.05%	2.67%	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 381,760	$ 215,930	$ 2,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.62%	0.07%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.68%	3.89%[4]
Net investment income (loss)	3.80%	2.91%	2.95%[4]
Portfolio turnover rate	25%	44%	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  Excluding applicable sales charges

4.  Annualized

OTHER FUND PRACTICES

Although not currently a principal investment practice, the Funds may engage in certain transactions that create leverage, including certain types of uncovered mortgage dollar rolls and specific forms of securities lending with up to 30% of each Fund's assets. Leveraging can create special risks. Leveraging can exaggerate changes in each Fund's NAV and performance as well as magnify the risks associated with the underlying securities in which each Fund invests.

Although not a principal investment strategy, Limited Duration Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

Although not principal investment strategies of the Fund, Short Intermediate Bond Fund might invest up to 10% of its assets in below investment grade bonds and may invest up to 20% of its assets in foreign securities. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. For a discussion of this risk, see "Overview of Fund Risks" on page 2.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

FUND GOVERNANCE

The management and operations of the Funds are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Board meets quarterly and calls special meetings as needed to oversee the Funds’ activities and review, among other things, the Funds’ performance and expenses, contractual arrangements and regulatory compliance. The Board has established Executive, Performance, Audit, Pricing, Litigation Oversight and Distribution and Shareholder Service Committees to facilitate the fulfillment of its responsibilities. These Committees, with the exception of the Pricing and Litigation Oversight Committees, meet quarterly, and more frequently as needed. The Pricing Committee meets monthly and the Litigation Oversight Committee meets on an as-needed basis. The Executive Committee also serves as the Nominating Committee, 15(c) Committee and Qualified Legal Compliance Committee. For a description of each Committee’s responsibilities and a list of each Committee’s members, please see “Management of the Trust” in the SAI.

The Board has approved policies and procedures regarding Board governance, Trustee attendance at shareholder meetings, the process for delivering shareholder communications to the Board, and the Trustee nomination process. In addition, the Board, on an annual basis, meets to assess its own effectiveness and reviews and approves various Board operating policies and procedures. See “Fund Operating Policies and Procedures” below for more details.

The Board consists of eleven Trustees with diverse and substantial professional experience. Ten of the Trustees, including the Chairman of the Board, are independent (i.e., not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”))("Independent Trustees"). These Independent Trustees meet in separate sessions from time to time. The Board is advised by independent legal counsel as defined under the 1940 Act and also has direct access to the Evergreen funds’ independent registered public accounting firm. In addition, the Board hires independent consultants to assist them in fulfilling their responsibilities.

See the SAI for additional information about the Board of Trustees, including Trustees’ compensation, Evergreen fund ownership by the Trustees, committee memberships and responsibilities.

If a shareholder wishes to contact the Board of Trustees or an individual Trustee directly, communications should be sent to the attention of the Board or a specific Trustee, P.O. Box 20083, Charlotte, North Carolina 28202.

The following individuals currently serve as Trustees of the Evergreen funds:

Independent Trustees:

Michael S. Scofield, Chairman of the Board; Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Charles A. Austin III, Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

Shirley Fulton, Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC.

K. Dun Gifford, Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Dr. Leroy Keith, Jr., Partner, Stonington Partners, Inc. (private equity firm); Trustee, The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director, Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell, Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit, Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson, President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD, President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima, Independent Consultant; Director, Trust Company of Connecticut; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Interested Trustee:

Richard K. Wagoner, CFA, Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust.

Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares of Wachovia Corporation, the parent to EIMC, the Evergreen funds’ investment advisor.

FUND OPERATING POLICIES AND PROCEDURES

The Evergreen funds are operated in compliance with policies and procedures approved by the Board of Trustees. The Board reviews the policies and procedures and recommends changes for continued appropriateness. In addition, the Board has designated a chief compliance officer, who is responsible for reviewing these policies and procedures and monitoring the Evergreen funds’ compliance with them. The chief compliance officer reports directly to the Board and provides the Board with quarterly reports.

Short-Term Trading

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise have a negative impact on the value of the Fund’s shares.

To limit the negative effects of short-term trading on the Funds, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three "round-trip" exchanges per calendar quarter and five "round-trip" exchanges per calendar year. A "round-trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these "round-trip" exchange limitations, the Fund will reject the purchase or exchange or terminate the investor's investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. A majority of the Funds' shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

Fund Pricing

EIMC has a Valuation Committee, which meets regularly and presents its report to the Board of Trustees. The Board of Trustees has a Pricing Committee, which reviews fair valuation issues. In addition, EIMC employs a pricing administrator to monitor pricing activity daily. Pricing of portfolio securities is described in detail under the section entitled "Calculating the Share Price."

EIMC is committed to providing a daily NAV for the Fund that is reflective of the securities held within the portfolio and believes that the Evergreen funds’ pricing policies will help to limit opportunities for price arbitrage within the Fund.

Portfolio Holdings

EIMC is committed to providing all Evergreen fund shareholders equal access to portfolio holdings. A complete listing of portfolio holdings for every Evergreen fund as of each calendar quarter end is made available to the public approximately 15 calendar days after the quarter end at EvergreenInvestments.com. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, which is posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. Portfolio holdings information will remain available until it is updated at the next month or quarter end. Once released to the web, there are no restrictions on providing the data to any shareholder or external party. No other dissemination of portfolio holdings will be allowed to any shareholder, potential shareholder or party external to the Evergreen funds, except (i) as required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. See "Policy for Dissemination of Portfolio Holdings" in the SAI for a more detailed description of this policy.

Transactions with Affiliates

EIMC and the Evergreen funds have policies and procedures that regulate their activities in situations where conflicts of interest could be detrimental to a Fund or its shareholders. In compliance with SEC exemptions, the Evergreen funds may engage in certain transactions with affiliates as long as certain conditions are met. Examples of such transactions include (i) a fund’s purchase of securities from an unaffiliated underwriter in a public offering for which an affiliate is acting as an underwriter; (ii) the transfer of securities from one fund to another fund with an affiliated investment advisor, without use of a broker-dealer; and (iii) the use of an affiliated broker-dealer for effecting transactions in a fund’s portfolio. The Board reviews reports provided quarterly on these matters to ensure that the Funds are in compliance with its policies and procedures regarding these activities and relevant SEC regulations.

Proxy Voting

EIMC recognizes that it has a fiduciary duty to vote proxies on behalf of the Evergreen funds who have delegated such responsibility to EIMC, and that in all cases proxies should be voted in a manner reasonably believed to be in the best interest of each Fund and its shareholders. For a copy of EIMC’s proxy voting policies and procedures, please see the SAI.

A copy of the proxy voting records indicating how the Evergreen funds have voted proxies relating to portfolio securities during the twelve-month period ended June 30, may be obtained, without charge, by visiting EvergreenInvestments.com, or the SEC’s website at sec.gov.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill)	The Lehman 6-Month T-Bill is an unmanaged index comprised of the latest issued 6-Month U.S. Treasury Bill.	Adjustable Rate Fund Ultra Short Opportunities Fund
Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI)

The LB1-3GCI is an unmanaged broad based index comprised of fixed-rate bonds publicly issued by the U.S. government, U.S. government agencies and U.S. corporations. Bonds within the index are rated investment grade (BBB) or higher. The average maturity of the bonds within the index is 1 to 2.99 years.

Limited Duration Fund
Lehman Brothers Intermediate Government/Credit Index (LBIGCI)	The LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities with one to seven years remaining maturity.	Short Intermediate Bond Fund
Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI)

The Lehman Brothers Government/Credit 0-2.5 Year Index is a custom, unmanaged, broad-based total return index comprised of fixed and floating rate securities with maturities of less than 2.5 years, including those issued by the U.S. government, U.S. government agencies and U.S. corporations.

Ultra Short Opportunities Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  66 Brooks Drive, Suite 8400

·  Braintree, MA 02184-3800

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Short and Intermediate Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded off our website at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

541692 RV9 (11/05)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08365

SEC File No.: 811-08415

EVERGREEN SELECT FIXED INCOME TRUST

PART A

PROSPECTUS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS - CLASS IS

Prospectus, November 1, 2005

Evergreen
Short and Intermediate Term Bond Funds

Evergreen Adjustable Rate Fund
Evergreen Limited Duration Fund
Evergreen Short Intermediate Bond Fund
Class IS

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Adjustable Rate Fund
Evergreen Limited Duration Fund
Evergreen Short Intermediate Bond Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisor
The Funds' Portfolio Managers
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Fund Governance
Fund Operating Policies and Procedures
Index Descriptions

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with secondary goals of low volatility or capital growth. The Funds emphasize investments in investment grade debt securities and mortgage- and asset-backed securities.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Short and Intermediate Term Bond Funds

typically rely on a combination of the following strategies:

  investing a portion of their assets in corporate securities, mortgage- and asset-backed securities or other securities collateralized by or representing interests in a pool of mortgages;
  investing a portion of their assets in obligations of the U.S. government, its agencies or instrumentalities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of other yield opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek current income consistent with low volatility or capital growth; and
  seek a Fund which has a shorter duration compared to other bond funds.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Temporary Defensive Investment Strategy

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the value of those investments could drop and the value of the Fund's shares could drop. A Fund may also be subject to credit risk to the extent it engages in financial transactions with third parties, such as repurchase agreements or dollar rolls. These transactions are subject to the risk that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield of, the total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield of, the total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the United States. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the repayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell. The Fund may gain investment exposure to mortgage-backed and other asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Derivatives Risk

The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currency, or currency exchange rates, commodities, and related indexes. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including interest rate risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Adjustable Rate Fund

FUND FACTS:

Goals:

•  High Current Income

•  Low Volatility of Principal

Principal Investments:

•  Adjustable Rate Securities

•  Securities Issued by U.S. Government, its Agencies and Instrumentalities

Class of Shares Offered in this Prospectus:

•  Class IS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

•  Lisa Brown-Premo

•  Robert D. Rowe

NASDAQ Symbol:

•  ESARX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with low volatility of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund seeks to provide a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar-weighted reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such obligations.

Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Others of the securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government.

The portfolio managers intend to maintain a minimum average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization (NRSRO). A security is rated at the time of investment based on ratings received by an NRSRO, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one NRSRO, the highest rating of any one of these agencies is used to determine the rating.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%) 1

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
8.40	6.66	6.94	4.55	4.74	7.14	7.60	4.20	1.85	1.81

Best Quarter:	1st Quarter 1995	+ 3.06%
Worst Quarter:	2nd Quarter 2004	- 0.07%[1]
Year-to-date total return as of 9/30/2005 is +1.46%.

The next table lists the Fund's average annual total return for Class IS shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1991
Class IS	5/23/1994	1.81%	4.49%	5.37%	4.95%
Class IS	5/23/1994	0.69%	2.69%	3.21%	N/A
(after taxes on distributions) [2]
Class IS	5/23/1994	1.17%	2.72%	3.23%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Lehman 6-Month T-Bill		1.25%	3.29%	4.47%	4.31%

1.  Historical performance shown for Class IS prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. These historical returns for Class IS have not been adjusted to reflect the effect of the class' 12b-1 fee. This fee is 0.25% for Class IS. Class I does not pay a 12b-1 fee. If this fee had been reflected, returns for Class IS would have been lower.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class IS
Management Fees	0.21%
12b-1 Fees	0.25%
Other Expenses	0.24%
Total Fund Operating Expenses	0.70%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class IS
1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Limited Duration Fund

FUND FACTS:

Goals:

•  Current Income

•  Preservation of Capital

•  Low Principal Fluctuation

Principal Investment:

•  Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:

•  Class IS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

•  David K. Fowley, CFA

•  Joseph M. Broscius, CFA

•  Andrew C. Zimmerman

NASDAQ Symbol:

•  ESDSX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. The Fund may invest the balance of its portfolio in similar securities not of investment grade. The Fund may invest up to 20% of its assets in foreign securities. By maintaining a weighted average portfolio duration between one and three years, the Fund seeks to provide investors with a high level of current income while reducing price volatility. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Foreign Investment Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%) 1

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
9.71	3.99	6.25	6.14	3.09	7.84	8.11	4.35	2.13	1.67

Best Quarter:	3rd Quarter 2001	+ 3.20%
Worst Quarter:	2nd Quarter 2004	- 1.37%[1]
Year-to-date total return as of 9/30/2005 is +1.37%.

The next table lists the Fund’s average annual total return for Class IS shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 4/30/1994
Class IS	7/28/1998	1.67%	4.78%	5.30%	5.11%
Class IS	7/28/1998	0.70%	3.02%	N/A	N/A
(after taxes on distributions) [2]
Class IS	7/28/1998	1.14%	3.01%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LB1-3GCI		1.30%	5.41%	5.98%	5.73%

1.  Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class IS have not been adjusted to reflect the effect of the class' 12b-1 fee. This fee is 0.25% for Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class IS would have been lower. Prior to 11/24/1997, the returns for Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for Class IS expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class IS
Management Fees	0.22%
12b-1 Fees	0.25%
Other Expenses	0.18%
Total Fund Operating Expenses	0.65%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class IS
1 year	$ 66
3 years	$ 208
5 years	$ 362
10 years	$ 810

Short Intermediate Bond Fund

FUND FACTS:

Goal:

•  Maximize Total Return

Principal Investment:

•  Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:

•  Class IS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

•  Tattersall Advisory Group, Inc.

Portfolio Managers:

•  Robert A. Calhoun, CFA

•  Parham Behrooz, CFA

•  Mehmet Camurdan, CFA

•  Eric R. Harper, CFA

•  Todd C. Kuimjian, CFA

NASDAQ Symbol:

•  EFISX

Dividend Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed debt securities. Some mortgage-backed securities, such as securities issued by Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Others of the securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund intends to limit weighted average duration of its portfolio to two and a quarter to four and one half years (the Fund's weighted average maturity is expected to be longer than the weighted average duration). In addition, the remaining 20% of the Fund's assets may be represented by other investments, including cash or invested in various cash equivalents or shares of registered investment companies.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements, in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class IS Shares (%) 1

1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
14.23	3.34	6.38	7.69	0.30	10.29	8.25	9.62	3.77	2.98

Best Quarter:	2nd Quarter 1995	+ 4.76%[1]
Worst Quarter:	2nd Quarter 2004	- 2.44%[1]
Year-to-date total return as of 9/30/2005 is +0.96%.

The next table lists the Fund's average annual total return for Class IS shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Government/Credit Index (LBIGCI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund fees and expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2004) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/31/1977
Class IS	3/9/1998	2.98%	6.94%	6.61%	7.62%
Class IS	3/9/1998	1.64%	4.81%	N/A	N/A
(after taxes on distributions) [2]
Class IS	3/9/1998	1.92%	4.63%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBIGCI		3.04%	7.21%	7.16%	8.57%

1.  Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class IS have not been adjusted to reflect the effect of the class' 12b-1 fee. This fee is 0.25% for Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class IS would have been lower. Prior to 11/24/1997, the returns for Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for Class IS expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2005.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class IS
Management Fees	0.38%
12b-1 Fees	0.25%
Other Expenses	0.20%
Total Fund Operating Expenses	0.83%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class IS
1 year	$ 85
3 years	$ 265
5 years	$ 460
10 years	$ 1,025

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.6 billion in assets for the Evergreen funds as of 12/31/2004. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $493.3 billion in consolidated assets as of 12/31/2004. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 6/30/2005, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Adjustable Rate Fund	0.21%
Limited Duration Fund	0.22%
Short Intermediate Bond Fund	0.38%

Legal Proceedings Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (NASD) has notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG)is the sub-advisor to Short Intermediate Bond Fund. TAG has been managing fixed income accounts since 1976 and manages over $7 billion in assets for eight of the Evergreen funds as of 12/31/2004. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Fund for the services provided by TAG.

THE FUNDS' PORTFOLIO MANAGERS

Adjustable Rate Fund

The Fund is managed by Lisa Brown-Premo, who is the lead portfolio manager, and Robert D. Rowe.

Ms. Premo is a Senior Vice President and Managing Director of the Mortgage-Backed and Structured Products Group of the Customized Fixed Income team within EIMC. Ms. Premo has been with EIMC or one of its predecessor companies since 1996. Prior to joining EIMC she served as Managing Director of Mortgage-Backed Securities Retail and Proprietary Trading for Wachovia Capital Markets Corporation from 1991 through 1996.

Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group of the Customized Fixed Income team with EIMC. Mr. Rowe has been with EIMC or one of its predecessor companies since 1998.

Limited Duration Fund

The Fund is managed by David K. Fowley, CFA, lead portfolio manager of the Fund, Joseph M. Broscius, CFA, and Andrew C. Zimmerman.

Mr. Fowley is a Director, portfolio manager and member of the Strategic Fixed Income team and has co-managed the Fund since 1997. He joined EIMC in 1992.

Mr. Broscius is Associate Director and Portfolio Manager of the Customized Fixed Income team within EIMC. Mr. Broscius has been with EIMC or one of its predecessor companies since 1997.

Mr. Zimmerman is a Managing Director, Senior Portfolio Manager and Team Leader of the Limited Duration group of the Customized Fixed Income team within EIMC. Mr. Zimmerman has been with EIMC or one of its predecessor companies since 1992.

Short Intermediate Bond Fund

The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, and Mehmet Camurdan, CFA.

Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003.

Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004.

Mr. Camurdan is an Assistant Vice President and Senior Research Analyst for TAG. He joined TAG in 1999.

Mr. Harper is a Vice President and Senior Research Analyst for TAG. He joined TAG in September 2000.

Mr. Kuimjian is a Vice President and Senior Research Analyst for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors.

The Funds' Statement of Additional Information ("SAI") contains additional information about each Fund's portfolio manager, including other accounts they manage, their ownership of Fund shares and elements of their compensation.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund’s total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund’s NAV is calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. If a Fund offers multiple classes of shares, the NAV of each class of shares is calculated separately.

The price per share received by a Fund for a purchase of shares or the amount paid by a Fund for a redemption of shares is based on the next price calculated after the order is received and all required information is provided. The value of a Fund account at any given time is the latest share price multiplied by the number of shares in the account. An account balance may change daily because the share price may change daily.

Shares become entitled to income distributions declared generally on the first business day following receipt by the Fund's transfer agent of payment for the shares.

Each security held by a Fund is typically valued at its market value when market value quotations are readily available using the most current market price quotations for that security. However, the Funds will "fair value" securities when (i) quotations are not available from any outside source; (ii) quotations are stale and there is no current trading activity in the security; or (iii) closing quotations as received from an outside source do not reflect the current market value. The Fund will price these securities at a fair value according to policies established and reviewed periodically by the Fund's Board of Trustees.

Pricing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more of the securities in the portfolio, which is used to determine the Fund’s NAV, could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost, which approximates market value.

Certain funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's portfolio securities may change on days when the price of the Fund's shares is not calculated. The price of the Fund's shares will reflect any such changes when the price of the Fund's shares is next calculated, which is the next day the New York Stock Exchange is open. In addition, closing market prices for foreign securities may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide that foreign securities may be valued at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. In these instances, the value of the foreign securities is typically determined by applying a fair value coefficient supplied by a third-party service provider. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Pricing Committee of the Board of Trustees periodically reviews the pricing procedures and methodologies employed by third-party pricing vendors, meets with vendors to discuss such procedures and methodologies and may from time to time change or add to the number of vendors utilized.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars using exchange rates valued at 2:00 p.m. Eastern time each day the Fund's NAV is calculated. Changes in the value of those currencies in relation to the U.S dollar affect the Fund's NAV. Any difference in the value of the foreign currency at 2:00 p.m. and the value of the foreign currency at the time the Fund calculates its NAV (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's NAV that day.

Certain Funds may invest in mortgage-backed securities and TBA securities which may result in these Funds having a greater number of securities that are priced at fair value than a fund that does not invest in these types of securities. This is because new issues of mortgage-backed pools, particularly in the TBA market, may not have a pricing vendor who is currently pricing that position. In addition, the price supplied may not accurately reflect that security's current value. In these instances, the Fund will price these securities at a fair value according to policies established and reviewed periodically by the Fund's Board of Trustees.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Fund, such as the SAI, Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers Class IS shares in this prospectus.

Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. The minimum initial investment in Class IS shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Class IS shares incur an annual service fee of 0.25% of the average daily net assets of the class for services rendered to shareholders and/or the maintenance of accounts.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.

Promotional Incentives on Dealer Commissions

EIS may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EIS’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, financial services firms will include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, EIS.

Method	Opening an Account	Adding to an Account
By Phone

  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Shares become entitled to income distributions declared generally on the first business day following receipt by the Funds' transfer agent of payment for the shares.

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  If your bank account is set up on file, you can request either:
  Federal Funds Wire (offers immediate access to funds) or
  Electronic transfer through the Automated Clearing House which avoids wiring fees. A purchase transferred through ACH may not exceed $10,000.

Trades accepted after 4 p.m. Eastern time on market trading days will receive the next market trading day's closing price.
By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our website at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen fund family.
  Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [2]
  "Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year (See "Short-Term Trading.")
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Redemption Requests That Require A Signature Guarantee" on the next page).

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen service representative call 1.800.847.5397 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Service Company, LLC
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Service Company, LLC
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide a Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends, capital gains and other distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your account statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone transaction requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration — automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

You may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any profit you make when you sell or exchange any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

  Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a distribution from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under its Fund Facts section in the Fund Risk/Return summary. Bond funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because the income received by those funds is generally from interest and not dividends.
  Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect profits on securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution (Rule 12b-1) Fees

Distribution fees -- also known as Rule 12b-1 fees, referring to the SEC rule that authorizes the imposition of the fees -- are paid by a fund to support the marketing and sale of the Fund’s shares. The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Class IS shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Class IS shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other mutual fund expenses include, among other things, (i) administrative fees, which pay for certain administrative services necessary to the operation of a fund, including daily security and fund share pricing, making routine regulatory filings, and financial statement and shareholder report preparation; (ii) transfer agency and shareholder servicing fees, which pay the costs of maintaining shareholder accounts, generating and mailing shareholder statements, and providing other shareholder services; (iii) custody fees, which pay the costs of providing for the safekeeping of the fund’s securities and other assets; (iv) audit fees, which pay for the costs of having the fund’s financial statements audited; and (v) legal fees, which pay the costs of obtaining legal services necessary to the on-going operation of a fund.

Total Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." The expense ratio is made up of a management fee, 12b-1 fee (if any) and the various other fund expenses referred to above (i.e., administrative fees, custody fees, transfer agency fees, etc.). As a shareholder, you are not charged these fees directly; instead they are taken out before each Fund's NAV is calculated, and are expressed as a percentage of each Fund's average daily net assets. The effect of these fees is reflected in the performance results for the share class to which they apply. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

For a Fund which trades primarily in fixed income securities, broker-dealers are typically compensated through the receipt of an undisclosed amount of "mark-up" included in the price paid by the Fund for principal transactions (transactions directly with a dealer or other counterparty), which include most fixed-income security and certain derivative transactions. As a result, a Fund that invests exclusively in fixed income securities will typically have lower brokerage commissions, though not necessarily lower transaction costs, than a Fund that invests in equity securities.

Portfolio trading costs primarily include commissions paid to broker-dealers for executing security purchases and sales on behalf of the Fund. Rather than being reflected as an ongoing expense of the Fund, brokerage commissions are added to the cost of purchasing a security, or subtracted from the proceeds from selling a security, when determining a Fund’s gain/loss from holding the security. Commissions are mostly paid on transactions in equity securities (stocks), although from time to time a fund might pay a commission on a transaction involving debt securities.

The Funds may place a portion of their commissionable trades through Wachovia Securities, LLC, a broker-dealer affiliated with the Funds' investment advisor. For more complete information regarding amounts of such trades, please see the SAI.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class IS share of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the Funds' SAI, which is available upon request.

Adjustable Rate Fund

	Year Ended June 30,				Year Ended September 30,
CLASS IS	2005	2004	2003	2002 [1]	2001	2000
Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56
Income from investment operations
Net investment income (loss)	0.20 [2]	0.16 [2]	0.29	0.31 [2]	0.55 [2]	0.58
Net realized and unrealized gains or losses on investments	0	- 0.04	0.01	0.03	0.23	- 0.04
Total from investment operations	0.20	0.12	0.30	0.34	0.78	0.54

Distributions to shareholders from
Net investment income	- 0.31	- 0.30	- 0.35	- 0.34	- 0.62	- 0.58

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52
Total return	2.19%	1.27%	3.11%	3.62%	8.46%	5.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 516,966	$ 762,534	$ 1,496,754	$ 589,143	$ 92,858	$ 20,384
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%[3]	0.66%	0.68%	0.70%[4]	0.75%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.70%[3]	0.66%	0.68%	0.70%[4]	0.75%	0.72%
Net investment income (loss)	2.17%	1.66%	2.47%	4.39%[4]	5.72%	6.18%
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.68%.

4.  Annualized

Limited Duration Fund

	Year Ended June 30,				Year Ended September 30,
CLASS IS	2005	2004	2003	2002 [1]	2001	2000
Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21
Income from investment operations
Net investment income (loss)	0.29 [2]	0.25 [2]	0.35	0.47 [2]	0.59 [2]	0.64
Net realized and unrealized gains or losses on investments	0.02	- 0.22	0.05	- 0.20	0.42	- 0.03
Total from investment operations	0.31	0.03	0.40	0.27	1.01	0.61
Distributions to shareholders from
Net investment income	- 0.31	- 0.26	- 0.36	- 0.37	- 0.64	- 0.64
Net realized gains	- 0.04	- 0.04	0	0	0	0
Total distributions to shareholders	- 0.35	- 0.30	- 0.36	- 0.37	- 0.64	- 0.64
Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18
Total return	3.00%	0.27%	3.94%	2.63%	10.24%	6.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 13,452	$ 21,040	$ 36,522	$ 32,724	$ 29,418	$ 9,148
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.65%	0.66%	0.65%	0.57%[3]	0.52%	0.54%
Expenses excluding waivers/reimbursements and expense reductions	0.65%	0.66%	0.65%	0.63%[3]	0.62%	0.64%
Net investment income (loss)	2.80%	2.36%	3.31%	4.47%[3]	5.76%	6.45%
Portfolio turnover rate	103%	125%	147%	44%	116%	62%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  Annualized

Short Intermediate Bond Fund

	Year Ended June 30,				Year Ended September 30,
CLASS IS	2005	2004	2003	2002 [1]	2001	2000
Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82
Income from investment operations
Net investment income (loss)	0.22	0.21	0.27	0.22	0.34	0.36
Net realized and unrealized gains or losses on investments	0.07	- 0.24	0.34	- 0.02	0.35	0.01
Total from investment operations	0.29	- 0.03	0.61	0.20	0.69	0.37

Distributions to shareholders from
Net investment income	- 0.23	- 0.24	- 0.27	- 0.22	- 0.34	- 0.36
Net realized gains	0	- 0.01	- 0.02	- 0.15	0	0
Total distributions to shareholders	- 0.23	- 0.25	- 0.29	- 0.37	- 0.34	- 0.36

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83
Total return	4.89%	- 0.52%	10.27%	3.43%	12.21%	6.55%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 23,793	$ 17,507	$ 19,512	$ 16,601	$ 14,163	$ 12,709
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%	0.84%	0.83%	0.83%[2]	0.81%	0.78%
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.84%	0.84%	0.83%[2]	0.83%	0.84%
Net investment income (loss)	3.61%	3.44%	4.22%	4.93%[2]	5.70%	6.26%
Portfolio turnover rate	154%	149%	132%	138%	187%	37%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Annualized

OTHER FUND PRACTICES

Although not currently a principal investment practice, the Funds may engage in certain transactions that create leverage, including certain types of uncovered mortgage dollar rolls and specific forms of securities lending with up to 30% of each Fund's assets. Leveraging can create special risks. Leveraging can exaggerate changes in each Fund's NAV and performance as well as magnify the risks associated with the underlying securities in which each Fund invests.

Although not a principal investment strategy, Limited Duration Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

Although not principal investment strategies of the Fund, Short Intermediate Bond Fund might invest up to 10% of its assets in below investment grade bonds and may invest up to 20% of its assets in foreign securities. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. For a discussion of this risk, see "Overview of Fund Risks" on page 2.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

FUND GOVERNANCE

The management and operations of the Funds are supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Board meets quarterly and calls special meetings as needed to oversee the Funds’ activities and review, among other things, the Funds’ performance and expenses, contractual arrangements and regulatory compliance. The Board has established Executive, Performance, Audit, Pricing, Litigation Oversight and Distribution and Shareholder Service Committees to facilitate the fulfillment of its responsibilities. These Committees, with the exception of the Pricing and Litigation Oversight Committees, meet quarterly, and more frequently as needed. The Pricing Committee meets monthly and the Litigation Oversight Committee meets on an as-needed basis. The Executive Committee also serves as the Nominating Committee, 15(c) Committee and Qualified Legal Compliance Committee. For a description of each Committee’s responsibilities and a list of each Committee’s members, please see “Management of the Trust” in the SAI.

The Board has approved policies and procedures regarding Board governance, Trustee attendance at shareholder meetings, the process for delivering shareholder communications to the Board, and the Trustee nomination process. In addition, the Board, on an annual basis, meets to assess its own effectiveness and reviews and approves various Board operating policies and procedures. See “Fund Operating Policies and Procedures” below for more details.

The Board consists of eleven Trustees with diverse and substantial professional experience. Ten of the Trustees, including the Chairman of the Board, are independent (i.e., not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”))("Independent Trustees"). These Independent Trustees meet in separate sessions from time to time. The Board is advised by independent legal counsel as defined under the 1940 Act and also has direct access to the Evergreen funds’ independent registered public accounting firm. In addition, the Board hires independent consultants to assist them in fulfilling their responsibilities.

See the SAI for additional information about the Board of Trustees, including Trustees’ compensation, Evergreen fund ownership by the Trustees, committee memberships and responsibilities.

If a shareholder wishes to contact the Board of Trustees or an individual Trustee directly, communications should be sent to the attention of the Board or a specific Trustee, P.O. Box 20083, Charlotte, North Carolina 28202.

The following individuals currently serve as Trustees of the Evergreen funds:

Independent Trustees:

Michael S. Scofield, Chairman of the Board; Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Charles A. Austin III, Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

Shirley Fulton, Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC.

K. Dun Gifford, Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Dr. Leroy Keith, Jr., Partner, Stonington Partners, Inc. (private equity firm); Trustee, The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director, Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell, Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit, Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson, President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD, President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima, Independent Consultant; Director, Trust Company of Connecticut; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Interested Trustee:

Richard K. Wagoner, CFA, Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust.

Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares of Wachovia Corporation, the parent to EIMC, the Evergreen funds’ investment advisor.

FUND OPERATING POLICIES AND PROCEDURES

The Evergreen funds are operated in compliance with policies and procedures approved by the Board of Trustees. The Board reviews the policies and procedures and recommends changes for continued appropriateness. In addition, the Board has designated a chief compliance officer, who is responsible for reviewing these policies and procedures and monitoring the Evergreen funds’ compliance with them. The chief compliance officer reports directly to the Board and provides the Board with quarterly reports.

Short-Term Trading

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise have a negative impact on the value of the Fund’s shares.

To limit the negative effects of short-term trading on the Funds, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three "round-trip" exchanges per calendar quarter and five "round-trip" exchanges per calendar year. A "round-trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these "round-trip" exchange limitations, the Fund will reject the purchase or exchange or terminate the investor's investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. A majority of the Funds' shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

Fund Pricing

EIMC has a Valuation Committee, which meets regularly and presents its report to the Board of Trustees. The Board of Trustees has a Pricing Committee, which reviews fair valuation issues. In addition, EIMC employs a pricing administrator to monitor pricing activity daily. Pricing of portfolio securities is described in detail under the section entitled "Calculating the Share Price."

EIMC is committed to providing a daily NAV for each Fund that is reflective of the value of the securities held within the portfolio and believes that the Evergreen funds' pricing policies will help to limit opportunities for price arbitrage within the Funds.

Portfolio Holdings

EIMC is committed to providing all Evergreen fund shareholders equal access to portfolio holdings. A complete listing of portfolio holdings for every Evergreen fund as of each calendar quarter end is made available to the public approximately 15 calendar days after the quarter end at EvergreenInvestments.com. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, which is posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. Portfolio holdings information will remain available until it is updated at the next month or quarter end. Once released to the web, there are no restrictions on providing the data to any shareholder or external party. No other dissemination of portfolio holdings will be allowed to any shareholder, potential shareholder or party external to the Evergreen funds, except (i) as required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. See "Policy for Dissemination of Portfolio Holdings" in the SAI for a more detailed description of this policy.

Transactions with Affiliates

EIMC and the Evergreen funds have policies and procedures that regulate their activities in situations where conflicts of interest could be detrimental to a Fund or its shareholders. In compliance with SEC exemptions, the Evergreen funds may engage in certain transactions with affiliates as long as certain conditions are met. Examples of such transactions include (i) a fund’s purchase of securities from an unaffiliated underwriter in a public offering for which an affiliate is acting as an underwriter; (ii) the transfer of securities from one fund to another fund with an affiliated investment advisor, without use of a broker-dealer; and (iii) the use of an affiliated broker-dealer for effecting transactions in a fund’s portfolio. The Board reviews reports provided quarterly on these matters to ensure that the Funds are in compliance with its policies and procedures regarding these activities and relevant SEC regulations.

Proxy Voting

EIMC recognizes that it has a fiduciary duty to vote proxies on behalf of the Evergreen funds who have delegated such responsibility to EIMC, and that in all cases proxies should be voted in a manner reasonably believed to be in the best interest of each Fund and its shareholders. For a copy of EIMC’s proxy voting policies and procedures, please see the SAI.

A copy of the proxy voting records indicating how the Evergreen funds have voted proxies relating to portfolio securities during the twelve-month period ended June 30, may be obtained, without charge, by visiting EvergreenInvestments.com, or the SEC’s website at sec.gov.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill)	The Lehman 6-Month T-Bill is an unmanaged index comprised of the latest issued 6-Month U.S. Treasury Bill.	Adjustable Rate Fund
Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI)

The LB1-3GCI is an unmanaged broad based index comprised of fixed-rate bonds publicly issued by the U.S. government, U.S. government agencies and U.S. corporations. Bonds within the index are rated investment grade (BBB) or higher. The average maturity of the bonds within the index is 1 to 2.99 years.

Limited Duration Fund
Lehman Brothers Intermediate Government/Credit Index (LBIGCI)	The LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities with one to seven years remaining maturity.	Short Intermediate Bond Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  Evergreen Investments

•  P.O. Box 8400

•  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

•  Evergreen Investments

•  66 Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements— You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices— A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Short and Intermediate Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded off our website at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

•  200 Berkeley Street, Boston, MA 02116-5034. 560273 RV4 (11/05)

•  Evergreen Investments

•  200 Berkeley Street

•  Boston, MA 02116-5034

SEC File No.: 811-08365

EVERGREEN SELECT FIXED INCOME TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

EVERGREEN FIXED INCOME TRUST

EVERGREEN SELECT FIXED INCOME TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

SHORT AND INTERMEDIATE TERM BOND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2005

Evergreen Adjustable Rate Fund (“Adjustable Rate Fund”)

Evergreen Limited Duration Fund (“Limited Duration Fund”)

Evergreen Short Intermediate Bond Fund (“Short Intermediate Bond Fund”)

Each Fund is a series of an open-end management investment company known as

Evergreen Select Fixed Income Trust.

Evergreen Ultra Short Opportunities Fund (formerly known as Evergreen Ultra Short Bond Fund) (“Ultra Short Opportunities Fund”)

The Fund is a series of an open-end management investment company know as

Evergreen Fixed Income Trust

This statement of additional information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated November 1, 2005, as amended from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Classes A, B, C and I shares of each Fund and one offering Class IS shares of each Fund, except Ultra Short Opportunities Fund. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated by reference to each Fund’s Annual Report as of June 30, 2005.  You may obtain a copy of each prospectus, Annual Report and SAI without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

PART 1

TRUSTS HISTORY........................................................................................................................... 1-3

INVESTMENT POLICIES.................................................................................................................. 1-3

OTHER SECURITIES AND PRACTICES............................................................................................. 1-5

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-6

EXPENSES................................................................................................................................... 1-10

COMPUTATION OF CLASS A OFFERING PRICE............................................................................. 1-13

SERVICE PROVIDERS................................................................................................................... 1-14

FINANCIAL STATEMENTS.............................................................................................................. 1-16

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................................... 2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................. 2-19

PRICING OF SHARES.................................................................................................................... 2-21

PERFORMANCE CALCULATIONS.................................................................................................. 2-22

PRINCIPAL UNDERWRITER........................................................................................................... 2-22

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-23

TAX INFORMATION........................................................................................................................ 2-29

BROKERAGE................................................................................................................................ 2-31

ORGANIZATION............................................................................................................................. 2-32

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-33

PORTFOLIO MANAGERS………………………….............................................................................. 2-34

MANAGEMENT OF THE TRUSTS................................................................................................... 2-42

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-50

ADDITIONAL INFORMATION........................................................................................................... 2-59

PROXY VOTING POLICY AND PROCEDURES...................................................................... Appendix A

PART 1

TRUSTS HISTORY

Each Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997.  Ultra Short Opportunities Fund is a diversified series of Evergreen Fixed Income Trust.  Adjustable Rate Fund, Limited Duration Fund and Short Intermediate Bond Fund are each diversified series of Evergreen Select Fixed Income Trust.  A copy of each Declaration of Trust is on file as an exhibit to each Trust’s Registration Statement, of which this SAI is a part.  On June 10, 2002, Evergreen Short Intermediate Bond Fund changed its name from Evergreen Fixed Income Fund.  On August 1, 2005, Evergreen Ultra Short Opportunities Fund changed its name from Evergreen Ultra Short Bond Fund.

INVESTMENT POLICIES
FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the ”1940 Act”).  Where necessary, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund’s practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.         Diversification

Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.  These limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and (3) shares of other investment companies.

2.         Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            3.         Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

            4.         Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value.  Each Fund may also borrow up to an additional 5% of its total assets from banks or others.  A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.  A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short‑term credit as may be necessary for the clearance of purchases and sales of portfolio securities.  Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.         Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.         Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.         Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.         Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents.  Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities.  The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of no more than five business days.  The Fund may pay reasonable fees in connection with such loans.

The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds, in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).  Evergreen’s Interfund Lending Program was implemented after July 24, 2002.

OTHER SECURITIES AND PRACTICES

For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”  Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectuses.  The list below applies to all Funds unless noted otherwise:

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Dollar Roll Transactions

Leverage

Covered Dollar Rolls

Convertible Securities

Swaps, Caps, Floors and Collars

Options and Futures Transactions

Foreign Securities (excluding Adjustable Rate Fund)

Foreign Currency Transactions (excluding Adjustable Rate Fund)

High Yield, High Risk Bonds (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal Bonds (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

Virgin Islands, Guam and Puerto Rico (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

Master Demand Notes

Brady Bonds

Obligations of Foreign Branches of U.S. Banks

Obligations of U.S. Branches of Foreign Banks

Payment-In-Kind Securities (PIKs)

Zero Coupon “Stripped” Bonds

Mortgage-Backed and Asset-Backed Securities

Variable or Floating Rate Instruments

Securities Lending

            Unless otherwise stated in, or contrary to disclosure in, a Fund's prospectus or Part 1 of this SAI, beyond the securities and practices listed above, the Funds may invest or participate in any of the other securities and practices described in Part 2 of this SAI under "Additional Information on Securities and Investment Practices" to a de minimis extent (up to 5% of the Fund's assets).

PRINCIPAL HOLDERS OF FUND SHARES

            As of October 1, 2005, the officers and Trustees of each Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of October 1, 2005.

Adjustable Rate Fund - Class A shares
Charles Schwab & Co. Inc Special Custody Account FBO Exclusive Benefit of Customers Reinvest Acct. 101 Montgomery St/Mutual Funds San Francisco, CA 94104-4122	17.42%
Prudential Investment Mgmt Services FBO Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center Floor 11 Newark, NJ 07102-4000	6.04%
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	5.22%
Adjustable Rate Fund - Class B shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	13.50%
Adjustable Rate Fund - Class C shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	32.02%
Citigroup Global Markets Inc. House Account 333 West 34th Street New York, NY 10001-2402	5.45%
Adjustable Rate Fund - Class I shares
Wachovia Bank NA/EB/INT Reinvest Account Trust Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	15.20%
Wachovia Bank NA/ EB/INT Cash Account Trust Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	13.19%
SEI Private Trust Company c/o Wachovia-Premier Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	11.54%
SEI Private Trust Company c/o Wachovia-Premier Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	8.28%
Adjustable Rate Fund - Class IS shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	30.96%
Healthnow New York Inc. 1901 Main Street Buffalo, NY 14208-1036	14.34%
Wachovia Bank Reinvest Account 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	10.79%
Limited Duration Fund – Class A shares
First Clearing Corporation James Allen O’Brien IRA FCC as Custodian 450 Villa Dubuque, IA 52003-7570	7.77%
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	5.32%
Limited Duration Fund - Class B shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	12.74%
Limited Duration Fund - Class C shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	9.51%
Limited Duration Fund - Class I shares
Wachovia Bank Cash Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	44.22%
Wachovia Bank Reinvest Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	31.78%
Wachovia Bank Cash/Reinvest Account NC Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	10.77%
Limited Duration Fund - Class IS shares
Wachovia Bank Reinvest Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	43.46%
Wachovia Bank Reinvest Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	13.80%
Short Intermediate Bond Fund - Class A shares
Wachovia Bank 401K Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	23.45%
First Clearing Corporation Nevada Retail Network Self Insured Group 810 E. Fifth St. #A Carson City, NV 89701-7011	9.11%
First Clearing Corporation Nevada Retail Network Self Insured Group 810 E. Fifth St. Ste.A Carson City, NV 89701-7011	9.01%
Short Intermediate Bond Fund - Class B shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	8.89%
Short Intermediate Bond Fund - Class C shares
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	11.76%
Short Intermediate Bond Fund - Class I shares
Wachovia Bank Cash Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	58.57%
Wachovia Bank Reinvest Account Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	15.51%
Wachovia Bank 401K Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	8.76%
SEI Private Trust Company c/o Wachovia Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	8.36%
Wachovia Bank Cash/Reinvest Account NC Attn Trust Operation Fund Group 401 South Tryon Street 3rd Floor CMG 1151 Charlotte, NC 28202-1934	5.82%
Short Intermediate Bond Fund - Class IS shares
First Clearing LLC Dr. J Robert Logan r/o IRA FCC as Custodian FBO 2807 Atlantic Ave. Savannah, GA 31405-2303	5.38%
Ultra Short Opportunities Fund - Class A
Charles Schwab & Co. Inc Special Custody Account FBO Exclusive Benefit of Customers Reinvest Acct. 101 Montgomery St/Mutual Funds San Francisco, CA 94104-4122	13.72%
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	10.37%
First Clearing LLC 10700 Wheat First Drive Glen Allen, VA 23060-9243	7.16%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	5.88%
Ultra Short Opportunities Fund - Class B
None
Ultra Short Opportunities Fund - Class C
MLPF & S For the Sole Benefit of its Customers Attn: Fund Admin 4800 Deer Lake Drive E 2nd Floor Jacksonville, FL 32246-6484	7.97%
Ultra Short Opportunities Fund - Class I
Wachovia NA Trustee Stable Portfolio Trust 401 S. Tryon Street Charlotte, NC 28288-0001	16.16%
First Union National Bank/EB/INT Reinvest Trust Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	15.92%
Patterson & Co. FBO WB Thirft Bond Wraps Sub 1525 West WT Harris Blvd. CMG-NC1151 Charlotte, NC 28288-0001	15.89%
Wachovia Bank Cash Account 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	15.40%
SEI Private Trust Company c/o Wachovia Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	10.41%
Wachovia NA Trustee Diversified Stable Value 401 S. Tryon street Charlotte, NC 28288-0001	9.02%
Blue Cross and Blue Shield of Alabama 450 Riverchase Parkway East Birmingham, AL 35244-2858	5.63%

EXPENSES

Advisory Fees

Evergreen Investment Management Company, LLC (EIMC), a wholly-owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds.  EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034.  Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see “Investment Advisory Agreements” in Part 2 of this SAI.

EIMC is entitled to receive from each Fund an annual fee equal to the amounts listed below based on the average daily net assets of each Fund, as follows:

Fund	% of the Fund’s average daily net assets
Adjustable Rate Fund	0.21%
Limited Duration Fund	0.22%

            EIMC is entitled to receive from Short Intermediate Bond Fund an annual fee based on the Fund’s average daily net assets, as follows:

Average Daily Net Assets	Fee
First $250 million	0.42%
Next $250 million	0.40%
Next $500 million	0.38%
Over $1 billion	0.35%

            EIMC is entitled to receive from Ultra Short Opportunities Fund an annual fee based on the Fund’s average daily net assets, as follows:

Average Daily Net Assets	Fee
First $250 million	0.40%
Next $250 million	0.35%
Next $500 million	0.30%
Over $1 billion	0.25%

Advisory Fees Paid

Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

Fund/Fiscal Year or Period	Advisory Fees Paid	Advisory Fees Waived
June 30, 2005
Adjustable Rate Fund	$13,577,077	$0
Limited Duration Fund	$926,988	$0
Short Intermediate Bond Fund	$5,039,980	$0
Ultra Short Opportunities Fund	$1,478,229	$531,364
June 30, 2004
Adjustable Rate Fund	$18,404,809	$0
Limited Duration Fund	$1,103,101	$0
Short Intermediate Bond Fund	$5,319,866	$0
Ultra Short Opportunities Fund	$1,312,471	$213,688
June 30, 2003
Adjustable Rate Fund	$14,833,250	$0
Limited Duration Fund	$1,178,145	$3,643
Short Intermediate Bond Fund	$4,580,208	$159,747
Ultra Short Opportunities Fund (a)	$0	$42,326

For the period from May 29, 2003 (commencement of operations) to June 30, 2003.

Sub-Advisory Fees

Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to Short Intermediate Bond Fund.  EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia. EIMC will pay TAG a fee at the annual rate of 0.19% of the average daily net assets of Short Intermediate Bond Fund.

Portfolio Turnover

            The Evergreen funds generally do not take portfolio turnover into account in making investment decisions.  This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs, which are borne by the Funds and their shareholders.  It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans.  Each Fund lists its portfolio turnover in the table in the Financial Highlights section of the prospectus.

Brokerage Commissions

            Limited Duration Fund paid $45,930 in brokerage commissions for the fiscal year ended June 30, 2005, and paid no commissions for fiscal years ended June 30, 2004 and 2003.  Adjustable Rate Fund, Short Intermediate Bond Fund and Ultra Short Opportunities Fund paid no brokerage commissions in the last three fiscal years or periods. For more information regarding brokerage commissions, see “Brokerage” in Part 2 of the SAI.

Underwriting Commissions

Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods.

Fund/Fiscal Year or Period	Total Underwriting Commissions	Underwriting Commissions Retained
June 30, 2005
Adjustable Rate Fund	$2,096,760	$52,216
Limited Duration Fund	$62,274	$5,689
Short Intermediate Bond Fund	$70,599	$12,794
Ultra Short Opportunities Fund	$524,805	$12,794
June 30, 2004
Adjustable Rate Fund	$7,911,956	$163,455
Limited Duration Fund	$153,680	$6,829
Short Intermediate Bond Fund	$186,223	$3,749
Ultra Short Opportunities Fund	$2,063,316	$40,810
June 30, 2003
Adjustable Rate Fund	$53,299,037	$638,801
Limited Duration Fund	$987,736	$6,723
Short Intermediate Bond Fund	$619,275	$12,821
Ultra Short Opportunities Fund (a)	$173,276	$1,947

For the period from May 29, 2003 (commencement of operations) to June 30, 2003.

12b-1 Fees

Below are the 12b-1 service fees paid by each Fund for the fiscal year ended June 30, 2005.  Class I does not pay a 12b‑1 fee; Class A shares do not pay distribution fees.  For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

Fund	Class A	Class B		Class C		Class IS
	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Service Fees
Adjustable Rate Fund	$2,891,998	$4,927,664	$1,642,555	$12,124,712	$4,041,571	$1,641,315
Limited Duration Fund	$10,269	$58,545	$19,515	$113,977	$37,993	$41,437
Short Intermediate Bond Fund	$131,257	$89,381	$29,794	$190,471	$63,490	$45,029
Ultra Short Opportunities Fund	$350,768	$135,163	$45,054	$924,845	$308,282	N/A

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended June 30, 2005 and by the Trusts and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2004.  The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see "Management of the Trust" in Part 2 of this SAI.

Trustee	Aggregate Compensation from the Funds for the fiscal year ended 6/30/2005	Total Compensation from Evergreen Fund Complex Paid to Trustees for the twelve months ended 12/31/2004(1)
Charles A. Austin, III	$15,572	$177,084
Shirley L. Fulton(2)	$13,230	$122,834
K. Dun Gifford	$15,107	$178,334
Leroy Keith Jr.	$13,314	$162,334
Gerald M. McDonnell	$13,061	$162,334
William Walt Pettit	$13,230	$162,334
David M. Richardson	$13,312	$162,334
Russell A. Salton, III	$15,278	$178,334
Michael S. Scofield	$21,699	$221,334
Richard J. Shima	$14,467	$178,334
Richard K. Wagoner	$13,312	$162,334

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2004.  The amounts listed below will be payable in later years to the respective Trustees:

Austin                            $106,250

Fulton                            $30,709

McDonnell                      $48,711

Pettit                              $56,817

Shima                            $62,417

(2) Ms. Fulton became a Trustee effective April 1, 2004.

COMPUTATION OF CLASS A OFFERING PRICE

Class A shares are sold at the net asset value (NAV) plus a sales charge.  Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of the Funds’ Class A shares at June 30, 2005.  For more information, see “Purchase, Redemption and Pricing of Shares."

Fund	Net Asset Value Per Share	Sales Charge(1)	Offering Price Per Share
Adjustable Rate Fund	$9.34	3.25%	$9.65
Limited Duration Fund	$10.18	3.25%	$10.52
Short Intermediate Bond Fund	$6.11	3.25%	$6.32
Ultra Short Opportunities Fund	$9.93	3.25%	$10.26

(1)The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds subject to the supervision and control of each Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

Average Daily Net Assets of the Evergreen funds (Excluding Money Market Funds)	Administrative Service Fee Rates
First $50 billion	0.10%
Next $25 billion	0.09%
Next $25 billion	0.08%
Next $25 billion	0.075%
On assets over $125 billion	0.05%

Administrative Fees Paid

            Below are the administrative fees paid by each Fund for the last three fiscal years or periods:

Fund/Fiscal Year or Period	Administrative Fee Paid
June 30, 2005
Adjustable Rate Fund	$6,453,116
Limited Duration Fund	$420,541
Short Intermediate Bond Fund	$1,308,792
Ultra Short Opportunities Fund	$544,906
June 30, 2004
Adjustable Rate Fund	$8,758,989
Limited Duration Fund	$501,095
Short Intermediate Bond Fund	$1,293,301
Ultra Short Opportunities Fund	$359,016
June 30, 2003
Adjustable Rate Fund	$7,063,452
Limited Duration Fund	$537,176
Short Intermediate Bond Fund	$1,128,561
Ultra Short Opportunities Fund (a)	$1,452

For the period from May 29. 2003 (commencement of operations) to June 30, 2003.

Distributor

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, markets the Funds through broker‑dealers and other financial representatives.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds’ transfer agent.  ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Each Fund pays ESC annual fees as follows:

Fund Type	Annual Fee Per Open Account*	Annual Fee Per Closed Account**
Monthly Dividend Funds	$26.75	$9.00
Quarterly Dividend Funds	$21.75	$9.00
Semiannual Dividend Funds	$21.75	$9.00
Annual Dividend Funds	$21.75	$9.00

                * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.

                ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

            Below are the transfer agency fees paid by each Fund to ESC for the fiscal year ended June 30, 2005.

Fund
Adjustable Rate Fund	$4,694,018
Limited Duration Fund	$92,766
Short Intermediate Bond Fund	$563,533
Ultra Short Opportunities Fund	$221,235

Independent Registered Public Accounting Firm

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Independent Trustees of the Trust.

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as counsel to the Funds.

FINANCIAL STATEMENTS

            The audited financial statements for the Funds for the fiscal year ended June 30, 2005, including notes thereto, and the report of independent registered public accounting firm thereon are hereby incorporated by reference from the Trusts’ June 30, 2005 Annual Reports.  The Trusts’ June 30, 2005 Annual Reports relating to the Funds were filed electronically with the SEC on Form N‑CSR on September 6, 2005 (Accession No. 0000936772-05-000180 for Evergreen Select Fixed Income Trust and Accession No. 0000936772-05-000181 for Evergreen Fixed Income Trust).  A copy of the Annual Reports may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, or by calling 1.800.343.2898, or by downloading them off our website at EvergreenInvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below will not apply to the Fund or the Class in which you are interested.  See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

Dealer Commission as a % of

Dealer Commission as a % of

Dealer Commission as a % of

The Fund may invest up to 100% of its assets in high -Class	Current Maximum 12b-1 Fees Allowed Under the Plans
A	0.75%(a)
B	1.00%
C	1.00%
S	0.75%(b)
S1	0.75%(b)
Administrative	0.75%(c)
Institutional Service	0.75%(d)
Investor	0.75%(e)
Participant	0.75%(f)
Reserve	0.75%(g)
Resource	1.00%(h)
R	1.00%(i)
Equity Funds (except Large Cap Equity Fund and Equity Index Fund)	Your Investment

Up to $49,999	5.00%
$50,000-$99,999	4.25%
$100,000-$249,999	3.25%
$250,000-$499,999	2.00%
$500,000-$999,999	1.75%
$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000
Long-term Bond Funds(including Large Cap Equity Fund and Equity Index Fund)	Your Investment

Up to $49,999	4.25%
$50,000-$99,999	4.25%
$100,000-$249,999	3.25%
$250,000-$499,999	2.00%
$500,000-$999,999	1.75%
$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000*
Short-term Bond Funds	Your Investment

Up to $49,999	2.75%
$50,000-$99,999	2.75%
$100,000-$249,999	2.25%
$250,000-$499,999	1.75%
$500,000-$999,999	1.25%
$1,000,000-$2,999,999	0.50% of the first $2,999,999, plus
$3,000,000 or greater	0.25% of amounts equal to or over $3,000,000**
Portfolio Manager	(Assets in thousands)
Parham M. Behrooz	Assets of registered investment companies managed
Evergreen Balanced Fund.....................................................................
Evergreen Core Bond Fund....................................................................
Evergreen Foundation Fund[1].................................................................
Evergreen Short Intermediate Bond Fund...........................................
Evergreen Strategic Core Bond Portfolio.............................................
Evergreen VA Balanced Fund1,.............................................................
Evergreen VA Core Bond Fund..............................................................
New Covenant Income Fund..................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Number of those subject to performance fee.....................................
Number of separate accounts managed....................................................
Assets of separate accounts managed...............................................
Number of those subject to performance fee.....................................
Assets of those subject to performance fee.......................................

Joseph Broscius	Assets of registered investment companies managed
Evergreen Limited Duration Fund.........................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Number of other accounts managed...........................................................

Lisa Brown-Premo	Assets of registered investment companies managed
Evergreen Adjustable Rate Fund..........................................................
Evergreen Managed Income Fund......................................................
Evergreen Strategic Income Fund[3].......................................................
Evergreen U.S. Government Fund........................................................
Evergreen Ultra Short Bond Fund.........................................................
Evergreen VA Strategic Income Fund[3]..................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Number of other accounts managed...........................................................

Robert A. Calhoun	Assets of registered investment companies managed
Evergreen Balanced Fund.....................................................................
Evergreen Core Bond Fund....................................................................
Evergreen Foundation Fund[4].................................................................
Evergreen Institutional Mortgage Portfolio...........................................
Evergreen Short Intermediate Bond Fund...........................................
Evergreen Strategic Core Bond Portfolio.............................................
Evergreen VA Balanced Fund4,.............................................................
Evergreen VA Core Bond Fund..............................................................
New Covenant Income Fund..................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Number of those subject to performance fee.....................................
Number of separate accounts managed....................................................
Assets of separate accounts managed...............................................
Number of those subject to performance fee.....................................
Assets of those subject to performance fee.......................................

Mehmet Camurdan	Assets of registered investment companies managed
Evergreen Balanced Fund.....................................................................
Evergreen Core Bond Fund....................................................................
Evergreen Foundation Fund[6].................................................................
Evergreen Institutional Mortgage Portfolio...........................................
Evergreen Short Intermediate Bond Fund...........................................
Evergreen Strategic Core Bond Portfolio.............................................
Evergreen VA Balanced Fund[5,6].............................................................
Evergreen VA Core Bond Fund..............................................................
New Covenant Income Fund..................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Number of those subject to performance fee.....................................
Number of separate accounts managed....................................................
Assets of separate accounts managed...............................................
Number of those subject to performance fee.....................................
Assets of those subject to performance fee.......................................

Eric R. Harper	Assets of registered investment companies managed
Evergreen Balanced Fund.....................................................................
Evergreen Core Bond Fund....................................................................
Evergreen Foundation Fund[11]................................................................
Evergreen Short Intermediate Bond Fund...........................................
Evergreen Strategic Core Bond Portfolio.............................................
Evergreen VA Balanced Fund11,............................................................
Evergreen VA Core Bond Fund..............................................................
New Covenant Income Fund..................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Number of those subject to performance fee.....................................
Number of separate accounts managed....................................................
Assets of separate accounts managed...............................................
Number of those subject to performance fee.....................................
Assets of those subject to performance fee.......................................

Todd C. Kuimjian	Assets of registered investment companies managed
Evergreen Balanced Fund.....................................................................
Evergreen Core Bond Fund....................................................................
Evergreen Foundation Fund[13]................................................................
Evergreen Institutional Mortgage Portfolio...........................................
Evergreen Short Intermediate Bond Fund...........................................
Evergreen Strategic Core Bond Portfolio.............................................
Evergreen VA Balanced Fund13,..........................................................
Evergreen VA Core Bond Fund..............................................................
New Covenant Income Fund..................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Number of those subject to performance fee.....................................
Number of separate accounts managed....................................................
Assets of separate accounts managed...............................................
Number of those subject to performance fee.....................................
Assets of those subject to performance fee.......................................

Robert Rowe	Assets of registered investment companies managed...........................
Evergreen Fund.................................................................
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Number of other accounts managed...........................................................

David K. Fowley	Assets of registered investment companies managed
Evergreen Fund
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Those subject to performance fee........................................................
Number of other accounts managed...........................................................
Assets of other accounts managed......................................................
Those subject to performance fee........................................................

Andrew C. Zimmerman	Assets of registered investment companies managed
Evergreen U.S. Government Fund
Evergreen Limited Duration Fund
TOTAL.........................................................................................................
Those subject to performance fee........................................................
Number of other pooled investment vehicles managed..........................
Assets of other pooled investment vehicles managed.....................
Those subject to performance fee........................................................
Number of other accounts managed...........................................................
Assets of other accounts managed......................................................
Those subject to performance fee........................................................

Portfolio Manager

Parham M. Behrooz............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Joseph Broscius..................	Lipper Short Investment Grade
Lisa Brown-Premo..............	Lipper Adjustable Rate Lipper Intermediate U.S. Government Funds Lipper Multi Sector Income Lipper Ultra Short Obligation Funds
Robert A. Calhoun...............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Mehmet Camurdan.............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
David K. Fowley..................	Lipper Short Investment Grade Lipper Corporate Debt BBB-rated Lipper Short-Intermediate Investment Grade
Eric R. Harper......................	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Todd C. Kuimjian.................	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Robert Rowe	Lipper Adjustable Rate Lipper Intermediate U.S. Government Lipper Multi Sector Income Lipper Ultra Short Obligation
Andrew Zimmerman	Lipper Short Investment Grade Lipper Intermediate U.S. Government
Adjustable Rate Fund

Lisa Brown-Premo..............	$1-$10,000
Robert Rowe........................	$1-$10,000
Limited Duration Fund

David K. Fowley..................	$10,001-$50,000
Joseph Broscius..................	$1-$10,000
Andrew C. Zimmerman ......	$1-$10,000
Short Intermediate Bond Fund
Parham M. Behrooz............	$10,001-$50,000
Robert A. Calhoun...............	$10,001-$50,000
Mehmet Camurdan.............	$1-$10,000
Eric R. Harper......................	$1-$10,000
Todd C. Kuimjian.................	$1-$10,000
Ultra Short Opportunities Fund

Lisa Brown-Premo..............	$1-$10,000
Robert Rowe........................	$1-$10,000
Portfolio Manager

Parham M. Behrooz............	$50,001 – $100,000
Joseph Broscius..................	$50,001 – $100,000
Lisa Brown-Premo..............	$100,001 – $500,000
Robert A. Calhoun...............	$100,001 – $500,000
Mehmet Camurdan.............	$1 – $10,000
David K. Fowley..................	$10,001 – $50,000
Eric R. Harper......................	$10,001 – $50,000
Todd C. Kuimjian.................	$50,001 – $100,000
Robert Rowe........................
Andrew Zimmerman............	$50,001 – $100,000
Maryann Bruce............................ President, EIS	$100,001 – 500,000
Christopher Conkey................... Chief Investment Officer, EIMC	Over $1,000,000
Dennis Ferro............................... Chief Executive Officer, EIMC	Over $1,000,000
Richard Gershen......................... Head of Business Strategy, Risk and Product Management, EIMC	$500,001 – 1,000,000
W. Douglas Munn....................... Chief Operating Officer, EIMC	$100,001 – 500,000
Patrick O’Brien........................... President, Institutional Division, EIMC	Over $1,000,000

Name and

Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds Complex as of 12/31/2004	Other Directorships held outside of Evergreen Funds Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	93	None
Shirley L. Fulton DOB: 1/10/1952	Trustee	2004	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC	93	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private equity firm); Trustee, The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director, Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	Trustee, The Phoenix Group of Mutual Funds
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Manager of Commercial Operations, SMI Steel Co. - South Carolina (steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
William Walt Pettit DOB: 8/26/1955	Trustee	1984	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

David M. Richardson

DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

Dr. Russell A. Salton, III

DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Directorand Chairman, Branded Media Corporation (multi-media branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

Richard J. Shima

DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	93	None
Richard K. Wagoner, CFA[2] DOB: 12/12/1937	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust	93	None

Trustee

Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Funds Complex
Charles A. Austin III	Evergreen Aggressive Growth Fund[1]	$50,001-$100,000	Over $100,000
Evergreen Core Bond Fund[1]	$10,001-$50,000
Evergreen Equity Income Fund[1]	$10,001-$50,000
Evergreen Growth Fund[1]	$50,001-$100,000
Evergreen Health Care Fund[2]	Over $100,000
Evergreen Large Cap Value Fund[1]	$10,001-$50,000
Evergreen Mid Cap Growth Fund[1]	$50,001-$100,000
Evergreen Money Market Fund	$50,001-$100,000
Evergreen Omega Fund[2]	$50,001-$100,000
Evergreen Technology Fund	$1-$10,000
Shirley L. Fulton	Evergreen Asset Allocation[1]	$1-$10,000	$10,001-$50,000
Evergreen Equity Income Fund[1]	$1-$10,000
Evergreen Mid Cap Growth Fund[1]	$1-$10,000
Evergreen Utility and Telecommunications Fund[1]	$10,001-$50,000
K. Dun Gifford	Evergreen $10,001-$50,000	$10,001-$50,000
Evergreen Health Care Fund	$10,001-$50,000
Dr. Leroy Keith, Jr.	Evergreen Limited Duration Fund	$10,001-$50,000	$10,001-$50,000
Evergreen Omega Fund	$1-$10,000
Gerald M. McDonnell[3]	Evergreen Adjustable Rate Fund	$10,001-$50,000	Over $100,000
Evergreen Asset Allocation Fund[1]	$50,001-$100,000
Evergreen Emerging Markets Growth Fund	$10,001-$50,000
Evergreen Equity Income Fund	$10,001-$50,000
Evergreen Fund[1]	$50,001-$100,000
Evergreen Foundation Fund[1]	$50,001-$100,000
Evergreen Global Large Cap Equity Fund[1]	$10,001-$50,000
Evergreen $10,001-$50,000
Evergreen Health Care Fund	$1-$10,000
Evergreen Income Advantage Fund	$1-$10,000
Evergreen Large Cap Value Fund[1]	$50,001-$100,000
Evergreen Managed Income Fund	$1-$10,000
Evergreen Money Market Fund[1]	$10,001-$50,000
Evergreen Omega Fund[1]	$10,001-$50,000
Evergreen Short Intermediate Bond Fund	$1-$10,000
Evergreen Strategic Municipal Bond Fund	$10,001-$50,000
Evergreen Technology Fund	$1-$10,000
Evergreen Utilities and High Income Fund	$1-$10,000
William Walt Pettit	Evergreen Aggressive Growth Fund[2]	Over $100,000	Over $100,000
Evergreen Asset Allocation Fund[1]	$10,001-$50,000
Evergreen Emerging Markets Growth Fund	$1-$10,000
Evergreen Equity Income Fund[2]	$10,001-$50,000
Evergreen Fund[1]	$50,001-$100,000
Evergreen Foundation Fund[1]	$10,001-$50,000
Evergreen Global Large Cap Equity Fund[2]	$10,001-$50,000
Evergreen Global Opportunities Fund[1]	$10,001-$50,000
Evergreen Growth Fund[1]	Over $100,000
Evergreen $10,001-$50,000
Evergreen Health Care Fund[1]	Over $100,000
Evergreen International Equity Fund[1]	Over $100,000
Evergreen Large Cap Value Fund[1]	$10,001-$50,000
Evergreen Masters Fund[1]	$10,001-$50,000
Evergreen Mid Cap Growth Fund[1]	$1-$10,000
Evergreen Money Market Fund	$10,001-$50,000
Evergreen Omega Fund[1]	Over $100,000
Evergreen Strategic Growth Fund[1]	$1-$10,000
Evergreen Utility and Telecommunications Fund[1]	$50,001-$100,000
David M. Richardson	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
Evergreen Equity Index Fund	$10,001-$50,000
Evergreen Managed Income Fund	$10,001-$50,000
Evergreen Omega Fund	$10,001-$50,000
Evergreen Utilities and High Income Fund	$10,001-$50,000
Dr. Russell A. Salton, III	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
Evergreen Global Opportunities Fund[1]	Over $100,000
Evergreen Large Cap Value Fund[1]	Over $100,000
Michael S. Scofield	Evergreen Aggressive Growth Fund	$10,001-$50,000	Over $100,000
Evergreen Balanced Fund	$10,001-$50,000
Evergreen Core Bond Fund[2]	Over $100,000
Evergreen Equity Income Fund	$1-$10,000
Evergreen Equity Index Fund	$10,001-$50,000
Evergreen Foundation Fund[1]	Over $100,000
Evergreen Income Advantage Fund	$1-$10,000
Evergreen Managed Income Fund	$1-$10,000
Evergreen Omega Fund	$10,001-$50,000
Evergreen Short Intermediate Bond Fund	$10,001-$50,000
Evergreen Treasury Money Market Fund	Over $100,000
Richard J. Shima	Evergreen Asset Allocation Fund[1]	$50,001-$100,000	Over $100,000
Evergreen Connecticut Municipal Bond Fund	$50,001-$100,000
Evergreen Global Large Cap Equity Fund	Over $100,000
Evergreen Global Opportunities Fund	Over $100,000
Evergreen Income Advantage Fund	$10,001-$50,000
Evergreen International Equity Fund	$10,001-$50,000
Evergreen Large Cap Value Fund[1]	$50,001-$100,000
Evergreen Managed Income Fund	$10,001-$50,000
Evergreen Omega Fund	$50,001-$100,000
Evergreen Tax Strategic Foundation Fund	$50,001-$100,000
Evergreen Utilities and High Income Fund	$10,001-$50,000
Richard K. Wagoner	Evergreen Equity Income Fund	Over $100,000	Over $100,000
Evergreen Income Advantage Fund	$1-$10,000
Evergreen Managed Income Fund	$1-$10,000
Evergreen Mid Cap Growth Fund	$50,001-$100,000
Evergreen Money Market Fund	$10,001-$50,000
Evergreen Municipal Money Market Fund	$10,001-$50,000
Evergreen Omega Fund	Over $100,000
Evergreen Special Values Fund	Over $100,000
Evergreen Utilities and High Income Fund	$1-$10,000
Name, Address and Date of Birth	Position with Trust	Principal Occupation for Last Five Years
Dennis H. Ferro 401 S. Tryon Charlotte, NC 28288 DOB: 6/20/1945	Presidentsince 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.
Kasey Phillips 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1970	Treasurer since 2005	Principal Occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.
Michael H. Koonce 200 Berkeley Street Boston, MA 02116 DOB: 4/20/1960	Secretarysince 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
James Angelos 200 Berkeley Street Boston, MA 02116 DOB: 9/2/47	Chief Compliance Officersince 2004	Chief Compliance Officer and Senior Vice President, Evergreen Funds; Former Director of Compliance, Evergreen Investment Services, Inc.
Recipient	Purpose	Timing
State Street Bank and Trust Company	Funds’ custodian	Daily
KPMG LLP	Funds’ independent registered public accounting firm	As necessary in connection with financial statements and SEC filings
EIS	Funds’ administrator	Daily
ESC	Funds’ transfer agent	Quarterly
EIMC	Funds’ investment advisor	Daily
Tattersall Advisory Group, Inc.	Short Intermediate Bond Fund's sub-advisor	Daily
Moody's Investor Services, Inc.	Provides rating services for the Funds	Weekly
Capital Access International	Analytical	Monthly
Lipper	Analytical	Monthly
Northern Trust Company	Analytical	Monthly
Thomson Financial, Inc.	Analytical	Monthly
Wachovia Fiduciary Compliance	Compliance Filings	Quarterly
MOODY’S	S&P	FITCH	Credit Quality
Aaa	AAA	AAA	Excellent Quality (lowest risk) *
Aa	AA	AA	Almost Excellent Quality (very low risk) *
A	A	A	Good Quality (low risk) *
Baa	BBB	BBB	Satisfactory Quality (some risk)*
Ba	BB	BB	Questionable Quality (definite risk)**
B	B	B	Low Quality (high risk)**
Caa/Ca/C	CCC/CC/C	CCC/CC/C	In or Near Default **
D	DDD/DD/D	In Default**
Exhibit Number	Exhibit Description	Location

(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Registrant's Post-Effective Amendment No. 23 Filed on July 14, 2003

(b)	Amended and Restated By-laws	Incorporated by reference to Registrant's Post-Effective Amendment No. 12 Filed on January 26, 2001

(c)

Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c), VI.(3), IV.(8), V, VI, VII, VIII and By-laws Articles II, III and VIII.

Incorporated by reference to Registrant's Post-Effective Amendment No. 38 Filed on August 25, 2005

(d)(1)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC	Contained herein.

(d)(2)	Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 Filed on February 28, 2002

(d)(3)	Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 Filed on August 8, 2003

(d)(4)	Letter Amendment to Sub-Advisory Agreement between the Registrant and Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.) (Evergreen International Bond Fund)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 Filed on August 8, 2003

(d)(5)

Letter Amendment to Sub-Advisory Agreement between the Registrant and Tattersall Advisory Group, Inc. (Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen Strategic Core Bond Portfolio)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 Filed on March 31, 2005

(e)(1)	Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005.

(e)(2)	Dealer Agreement and Amendment to Dealer Agreement used by Evergreen Investment Services, Inc.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 Filed on August 28, 2004

(f)	Deferred Compensation Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 12 Filed on January 26, 2001

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on February 28, 2002

(g)(2)	Amended Pricing Schedule to Custodian Agreement between Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on February 26, 2003

(g)(3)	Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company (Evergreen Institutional Enhanced Income Fund)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005.

(h)(1)	Master Administrative Services Agreement between the Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005

(h)(2)	Master Transfer and Recordkeeping Agreement between the Registrant and Evergreen Service Company, LLC	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 Filed on March 31, 2005

(h)(3)	Tax Services Administration Agreement between the Evergreen Investment Services, Inc. and State Street Bank and Trust Co.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005

(h)(4)	Letter Amendment to Transfer Agent Agreement between the Registrant and Evergreen Service Company, LLC (Evergreen Institutional Enhanced Income Fund)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005.

(i)(1)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 Filed on December 12, 1997

(i)(2)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 Filed on August 17, 1999

(i)(3)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 Filed on August 17, 2002

(j)(1)	Consent of KPMG LLP Short and Intermediate Term Bond Funds	Contained herein.

(j)(2)	Consent of KPMG LLP National Municipal Bond Funds	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 Filed on September 28, 2005

(j)(3)	Consent of KPMG LLP Intermediate and Long Term Bond Funds	Incorporated by reference to Registrant’s Post-Effective Amendment No. 38 Filed on August 25, 2005

(j)(4)	Consent of KPMG LLP Global and International Funds	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 Filed on February 25, 2005

(k)	Not applicable

(l)	Not applicable

(m)(1)	Distribution Plan for the Institutional Service Class Shares	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on August 28, 2004

(m)(2)	Distribution Plan for Class A Shares	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on September 30, 2003

(m)(3)	Distribution Plan for Class B Shares	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on September 30, 2003

(m)(4)	Distribution Plan for Class C Shares	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 Filed on September 30, 2003

(m)(5)	Distribution Plan for Class R Shares	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 Filed on October 7, 2003

(o)	Not applicable

(n)	Multiple Class Plan	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 Filed on October 7, 2003

(p(1)	Code of Ethics of Evergreen Investment Management Company, LLC	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 Filed on February 25, 2005

(p)(2)	Code of Ethics of Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 Filed on February 25, 2005

(p)(3)	Code of Ethics of Tattersall Advisory Group, Inc.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 Filed on February 25, 2005

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Peter W. Brennan	Senior Vice President	None
Maryann Bruce	President	None
Timothy F. Curtin	Senior Vice President	None
Dennis H. Ferro	Director	President
Michele M. Grant	Chief Compliance Officer	None
Michael H. Koonce	Senior Vice President, General Counsel and Secretary	Secretary
Matthew C. Moss	Senior Vice President, Treasurer and Chief Financial Officer	None
W. Douglas Munn	Director	None

Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200
Berkeley Street, Boston, Massachusetts 02116-5034

Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

Evergreen International Advisory Group, Inc., Centurion House, 24 Monument Street, London EC3R 8AQ.

Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

State Street Bank and Trust Company, 2 Heritage  Drive, North Quincy, Massachusetts 02171

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Kasey Phillips
Dennis H. Ferro*	Michael H. Koonce*	Kasey Phillips*
President	Secretary	Treasurer
(Chief Executive Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee
INDEX TO EXHIBITS
EXHIBIT NO.	EXHIBIT
(d)(1)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC

(j)(1)	Consent of KPMG LLP (Short & Intermediate Term Bond Funds)